UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2668

                        Oppenheimer AMT - Free Municipals
                        ---------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 10/31/2008

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
MUNICIPAL BONDS AND NOTES--135.2%
ALABAMA--0.5%
$       30,000   AL 21st Century Authority Tobacco Settlement(1)         5.500%     12/01/2021   $        24,985
        50,000   AL DCH Health Care Authority (Health Care
                    Facilities)(1)                                       5.000      06/01/2021            43,983
        15,000   AL HFA (Pelican)(1)                                     6.550      03/20/2030            15,002
     1,395,000   AL Space Science Exhibit Finance Authority              6.000      10/01/2025         1,089,411
        35,000   Birmingham, AL Baptist Medical Centers
                    (Baptist Health System)(1)                           5.625      11/15/2015            33,620
        15,000   Birmingham, AL Baptist Medical Centers
                    (Baptist Health System)(1)                           5.875      11/15/2024            13,153
       160,000   Birmingham, AL Private Educational Building
                    Authority (Birmingham-Southern College)(1)           6.125      12/01/2025           128,509
        15,000   Birmingham, AL Special Care Facilities
                    (Children's Hospital of Alabama)(1)                  5.500      06/01/2022            13,035
        90,000   Birmingham, AL Special Care Facilities
                    Financing Authority (Daughters of Charity)(1)        5.000      11/01/2025            89,592
       245,000   Cooperative District, AL Fort Deposit                   6.000      02/01/2036           179,757
       185,000   Fayette, AL Waterworks(1)                               5.250      10/01/2016           185,355
       415,000   Greater Montgomery, AL Educational Building
                    Authority (Huntingdon College)                       5.100      05/01/2016           376,214
        10,000   Jefferson County, AL Sewer(1)                           4.500      02/01/2012             7,490
       100,000   Jefferson County, AL Sewer(1)                           5.000      02/01/2018            68,443
       150,000   Jefferson County, AL Sewer(1)                           5.000      02/01/2020           102,242
     4,060,000   Jefferson County, AL Sewer(1)                           5.375      02/01/2027         2,743,139
        35,000   Jefferson County, AL Sewer(1)                           5.625      02/01/2018            23,967
       280,000   Jefferson County, AL Sewer(1)                           5.625      02/01/2022           190,386
        15,000   Lauderdale County & Florence, AL Health Care
                    Authority (Coffee Health Group)(1)                   5.250      07/01/2024            12,375
        15,000   Montgomery, AL Special Care Facilities
                    Financing Authority (Baptist Medical Center)(1)      5.375      09/01/2019            15,015
     1,500,000   Tuscaloosa, AL Educational Building Authority
                    (Stillman College)(1)                                5.000      06/01/2026         1,054,845
                                                                                                 ---------------
                                                                                                       6,410,518
ALASKA--2.5%
        10,000   AK HFC(1)                                               5.200      06/01/2021             9,503
        65,000   AK HFC (Veterans Mtg.)(1)                               6.150      06/01/2039            63,422
     8,000,000   AK HFC, Series A(2)                                     5.000      12/01/2033         6,741,440
     4,500,000   AK HFC, Series C(2)                                     5.250      06/01/2032         3,648,310
       750,000   AK Industrial Devel. and Export Authority
                    (Anchorage Sportsplex/Grace Community Church
                    Obligated Group)                                     6.150      08/01/2031           536,093
       600,000   AK Industrial Devel. and Export Authority
                    Community Provider (Boys & Girls Home)               5.875      12/01/2027           423,594
    29,090,000   AK Northern Tobacco Securitization Corp.
                    (TASC)(1)                                            5.000      06/01/2032        17,159,027
    11,005,000   AK Northern Tobacco Securitization Corp.
                    (TASC)(1)                                            5.000      06/01/2046         5,854,660
                                                                                                 ---------------
                                                                                                      34,436,049


                       1 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
ARIZONA--4.9%
$    1,000,000   Buckeye, AZ Watson Road Community Facilities
                    District                                             5.750%     07/01/2022   $       787,540
     1,900,000   Buckeye, AZ Watson Road Community Facilities
                    District                                             6.000      07/01/2030         1,377,310
       200,000   Centerra, AZ Community Facilities District              5.150      07/15/2031           134,540
       577,950   Central AZ Irrigation and Drain District,
                    Series A                                             6.000      06/01/2013           571,777
       200,000   Estrella Mountain Ranch, AZ Community
                    Facilities District                                  5.625      07/15/2025           155,082
       100,000   Estrella Mountain Ranch, AZ Community
                    Facilities District                                  5.800      07/15/2030            74,380
       527,000   Festival Ranch, AZ Community Facilities
                    District                                             5.750      07/01/2032           383,545
       595,000   Festival Ranch, AZ Community Facilities
                    District                                             5.800      07/15/2032           435,974
       250,000   Gladden Farms, AZ Community Facilities District         5.500      07/15/2031           178,935
       800,000   Litchfield Park, AZ Community Facility District         6.375      07/15/2026           665,064
     1,560,000   Maricopa County, AZ IDA (Christian Care
                    Apartments)(1)                                       6.500      01/01/2036         1,197,784
     2,000,000   Maricopa County, AZ IDA (Christian Care Mesa
                    II)(1)                                               6.625      01/01/2034         1,485,060
       500,000   Maricopa County, AZ IDA (Immanuel Campus Care)          8.500      04/20/2041           410,780
     1,500,000   Maricopa County, AZ IDA (Sun King
                    Apartments)(1)                                       6.750      11/01/2018         1,360,140
       785,000   Maricopa County, AZ IDA (Sun King
                    Apartments)(1)                                       6.750      05/01/2031           630,724
     1,035,000   Maricopa County, AZ School District No. 24
                    (Gila Bend)                                          5.500      07/01/2022           884,263
       200,000   Marley Park, AZ Community Facilities District           5.300      07/15/2031           135,310
       497,000   Merrill Ranch, AZ Community Facilities
                    District No. 1 Special Assessment Lien               5.300      07/01/2030           327,066
       375,000   Palm Valley, AZ Community Facility District
                    No. 3                                                5.300      07/15/2031           257,925
       980,000   Palm Valley, AZ Community Facility District
                    No. 3                                                5.800      07/15/2032           718,075
     5,535,000   Phoenix, AZ IDA (Christian Care)(1)                     5.500      07/01/2035         4,134,036
       500,000   Phoenix, AZ IDA (Espiritu Community Devel.
                    Corp.)                                               6.250      07/01/2036           377,435
       500,000   Pima County, AZ IDA (Arizona Charter School)(1)         6.300      07/01/2031           384,255
     1,400,000   Pima County, AZ IDA (Arizona Charter School)(1)         6.500      07/01/2023         1,206,324
     1,315,000   Pima County, AZ IDA (Arizona Charter School)(1)         6.750      07/01/2031         1,089,057
     2,050,000   Pima County, AZ IDA (Christian Senior
                    Living)(1)                                           5.050      01/01/2037         1,470,199
       500,000   Pima County, AZ IDA (Facility Choice Education
                    & Devel. Corp.)                                      6.250      06/01/2026           403,655
       750,000   Pima County, AZ IDA (Facility Choice Education
                    & Devel. Corp.)                                      6.375      06/01/2036           577,133
       500,000   Pima County, AZ IDA (P.L.C. Charter Schools)            6.750      04/01/2036           401,115
       120,000   Pima County, AZ IDA (Paradise Education
                    Center)(1)                                           5.875      06/01/2033            83,819
       250,000   Pima County, AZ IDA (Paradise Education
                    Center)(1)                                           6.000      06/01/2036           175,320
     2,845,000   Pima County, AZ IDA (Phoenix Advantage Charter
                    School)(1)                                           5.600      07/01/2023         2,100,748
       500,000   Pima County, AZ IDA (Sonoran Science Academy)           5.670      12/01/2027           370,120
       650,000   Pima County, AZ IDA (Sonoran Science Academy)           5.750      12/01/2037           451,614
     1,000,000   Pima County, AZ IDA (Valley Academy)(1)                 6.500      07/01/2038           810,710
       500,000   Quail Creek, AZ Community Facilities District           5.550      07/15/2030           353,750
    23,000,000   Salt Verde, AZ Financial Corp.(2)                       5.000      12/01/2037        13,926,155
    29,030,000   Salt Verde, AZ Financial Corp.(2)                       5.500      12/01/2037        19,092,222


                       2 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
ARIZONA CONTINUED
$       75,000   Show Low Bluff, AZ Community Facilities
                    District Special Assessment                          5.200%     07/01/2017   $        62,780
     1,655,000   Tartesso West, AZ Community Facilities District         5.900      07/15/2032         1,229,549
     3,000,000   Verrado, AZ Community Facilities District No.
                    1(1)                                                 5.350      07/15/2031         2,067,090
     4,775,000   Verrado, AZ Community Facilities District No.
                    1(1)                                                 6.500      07/15/2027         4,004,458
     1,775,000   Vistancia, AZ Community Facilities District(1)          6.750      07/15/2022         1,686,658
       500,000   Westpark, AZ Community Facilities District              5.250      07/15/2031           341,380
                                                                                                 ---------------
                                                                                                      68,970,856

ARKANSAS--0.1%
     2,550,000   Cave Springs, AR Municipal Property (Creeks
                    Special Sewer District)                              6.250      02/01/2038         1,861,959
       100,000   Independence County, AR Hydroelectric Power(1)          5.300      05/01/2033            56,447
        15,000   University of Arkansas (Phillips College)(1)            5.000      09/01/2017            15,002
                                                                                                 ---------------
                                                                                                       1,933,408
CALIFORNIA--10.3%
     1,390,000   Azusa, CA Special Tax Community Facilities
                    District No. 05-1                                    5.000      09/01/2027           921,375
     4,505,000   Azusa, CA Special Tax Community Facilities
                    District No. 05-1(1)                                 5.000      09/01/2037         2,718,407
     2,220,000   Beaumont, CA Financing Authority, Series B              5.875      09/01/2023         1,858,207
    18,800,000   CA Access to Loans for Learning Student Loan
                    Corp.(1)                                             7.000      01/01/2036        15,523,348
    16,500,000   CA County Tobacco Securitization Agency                 5.714(3)   06/01/2046           433,785
     7,000,000   CA County Tobacco Securitization Agency                 6.500(3)   06/01/2046           184,030
     6,000,000   CA County Tobacco Securitization Agency                 6.650(3)   06/01/2046           144,240
   129,820,000   CA County Tobacco Securitization Agency                 6.700(3)   06/01/2050         1,916,143
     8,725,000   CA County Tobacco Securitization Agency                 7.234(3)   06/01/2033           807,412
    38,650,000   CA County Tobacco Securitization Agency                 7.550(3)   06/01/2055           272,869
     8,000,000   CA County Tobacco Securitization Agency                 7.750(3)   06/01/2046           192,320
     2,715,000   CA County Tobacco Securitization Agency
                    (TASC)(1)                                            5.125      06/01/2038         1,660,223
     4,060,000   CA County Tobacco Securitization Agency
                    (TASC)(1)                                            5.125      06/01/2038         2,482,690
    93,000,000   CA County Tobacco Securitization Agency (TASC)          6.650(3)   06/01/2046         2,059,020
     4,335,000   CA Golden State Tobacco Securitization Corp.(1)         5.000      06/01/2036         2,621,851
    65,930,000   CA Golden State Tobacco Securitization Corp.
                    (TASC)(1)                                            0.000(4)   06/01/2037        26,833,510
     5,210,000   CA Golden State Tobacco Securitization Corp.
                    (TASC)(1)                                            5.000      06/01/2033         3,248,748
     9,560,000   CA Golden State Tobacco Securitization Corp.
                    (TASC)(1)                                            5.125      06/01/2047         5,645,180
   414,000,000   CA Golden State Tobacco Securitization Corp.
                    (TASC)                                               5.973(3)   06/01/2047         9,878,040
   110,000,000   CA Golden State Tobacco Securitization Corp.
                    (TASC)                                               6.000(3)   06/01/2047         2,394,700
       590,000   CA Independent Cities Lease Finance Authority
                    (Morgan Hill-Hacienda Valley)                        5.950      11/15/2039           446,689
     2,000,000   Corona-Norco, CA Unified School District
                    Community Facilities No. 04-1                        5.200      09/01/2036         1,375,340


                       3 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
CALIFORNIA CONTINUED
$    2,000,000   Corona-Norco, CA Unified School District
                    Public Financing Authority Special Tax               5.000%     09/01/2036   $     1,331,060
     1,000,000   Davis, CA Special Tax Community Facilities
                    District No. 2007-2                                  5.200      09/01/2027           741,480
     2,000,000   Davis, CA Special Tax Community Facilities
                    District No. 2007-2                                  5.250      09/01/2037         1,392,280
       970,000   Elk Grove, CA Special Tax Community Facilities
                    District No. 2005-1X                                 5.250      09/01/2037           490,529
       420,000   Hemet, CA Unified School District                       5.050      09/01/2026           308,414
    60,000,000   Inland, CA Empire Tobacco Securitization
                    Authority (TASC)                                     6.625(3)   06/01/2036         4,152,600
   120,000,000   Inland, CA Empire Tobacco Securitization
                    Authority (TASC)                                     6.750(3)   06/01/2047         2,863,200
   360,655,000   Inland, CA Empire Tobacco Securitization
                    Authority (TASC)                                     7.000(3)   06/01/2057         2,910,486
   345,750,000   Inland, CA Empire Tobacco Securitization
                    Authority (TASC)                                     8.001(3)   06/01/2057         1,974,233
     2,345,000   Jurupa, CA Community Services District Special
                    Tax Community Facilities District No. 14(1)          6.000      09/01/2027         1,903,952
     5,175,000   Jurupa, CA Community Services District Special
                    Tax Community Facilities District No. 14(1)          6.150      09/01/2037         4,078,366
       745,000   Jurupa, CA Community Services District Special
                    Tax Community Facilities District No. 14             6.200      09/01/2037           591,970
     1,425,000   Jurupa, CA Community Services District Special
                    Tax Community Facilities District No. 14             6.200      09/01/2037         1,132,291
     1,200,000   Jurupa, CA Community Services District Special
                    Tax Community Facilities District No. 17             5.125      09/01/2025           895,452
     1,685,000   Jurupa, CA Community Services District Special
                    Tax Community Facilities District No. 17             5.200      09/01/2036         1,149,086
     1,270,000   Lake Elsinore, CA Special Tax                           5.150      09/01/2025           983,120
     1,195,000   Lake Elsinore, CA Special Tax                           5.250      09/01/2030           876,700
     2,450,000   Lake Elsinore, CA Special Tax                           5.250      09/01/2035         1,722,424
     2,000,000   Los Angeles, CA Regional Airports Improvement
                    Corp. (American Airlines)(1)                         7.125      12/01/2024         1,487,040
     4,175,000   Los Angeles, CA Regional Airports Improvement
                    Corp. (Delta Airlines)(1)                            6.350      11/01/2025         3,145,737
       610,000   Menifee, CA Union School District Special Tax           5.000      09/01/2026           445,038
       365,000   Menifee, CA Union School District Special Tax
                    Community Facilities District No. 2006-3             5.000      09/01/2037           243,827
     2,500,000   Modesto, CA Special Tax Community Facilities
                    District No. 4                                       5.150      09/01/2036         1,721,850
       660,000   Moreno Valley, CA Unified School District
                    Community Facilities District Special Tax No.
                    2004-3                                               5.000      09/01/2027           476,513
     1,250,000   Moreno Valley, CA Unified School District
                    Community Facilities District Special Tax No.
                    2004-3                                               5.000      09/01/2037           835,025
       580,000   Perris, CA Community Facilities District
                    Special Tax No. 2001                                 5.000      09/01/2026           423,151
     1,605,000   Perris, CA Community Facilities District
                    Special Tax No. 2001                                 5.000      09/01/2037         1,066,940
       660,000   Perris, CA Community Facilities District
                    Special Tax No. 2005-1                               5.000      09/01/2037           438,742


                       4 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
CALIFORNIA CONTINUED
$    3,000,000   Redding, CA Electric System COP Linked SAVRS &
                    RIBS(1)                                              6.368%(5)  07/01/2022   $     3,412,260
     7,000,000   Santa Rosa, CA Rancheria Tachi Yokut Tribe
                    Enterprise(1)                                        6.625      03/01/2018         6,319,110
    13,675,000   Southern CA Tobacco Securitization Authority            6.400(3)   06/01/2046           328,747
    47,250,000   Southern CA Tobacco Securitization Authority            7.100(3)   06/01/2046         1,046,115
     5,000,000   Southern CA Tobacco Securitization Authority
                    (TASC)(1)                                            5.000      06/01/2037         3,007,500
     2,500,000   Stockton, CA Public Financing Authority,
                    Series A(1)                                          5.250      09/01/2031         2,076,325
       235,000   Temecula Valley, CA Unified School District
                    Community Facilities District No. 2004               5.000      09/01/2037           156,985
     2,000,000   Temecula, CA Public Financing Authority
                    Community Facilities District (Roripaugh)            5.450      09/01/2026         1,272,540
     1,000,000   Temecula, CA Public Financing Authority
                    Community Facilities District (Roripaugh)            5.500      09/01/2036           585,470
       100,000   Victor Valley, CA Union High School District            5.050      09/01/2025            76,074
     1,160,000   Victor Valley, CA Union High School District            5.100      09/01/2035           796,317
     2,025,000   Westside, CA Union School District Community
                    Facilities District Special Tax No. 2005-2           5.000      09/01/2036         1,360,820
                                                                                                 ---------------
                                                                                                     143,837,896
COLORADO--4.0%
       500,000   CO Andonea Metropolitan District No. 2                  6.125      12/01/2025           363,690
     1,000,000   CO Andonea Metropolitan District No. 3                  6.250      12/01/2035           678,470
     2,800,000   CO Arista Metropolitan District(1)                      6.750      12/01/2035         2,086,616
       500,000   CO Beacon Point Metropolitan District                   6.125      12/01/2025           368,780
     4,580,000   CO Broomfield Village Metropolitan District No. 2(1)    6.250      12/01/2032         3,313,401
       970,000   CO Central Marksheffel Metropolitan District            7.250      12/01/2029           802,898
     7,200,000   CO Compark Business Campus Metropolian District(1)      5.600      12/01/2034         5,991,408
       500,000   CO Copperleaf Metropolitan District No. 2               5.850      12/01/2026           348,645
       625,000   CO Copperleaf Metropolitan District No. 2               5.950      12/01/2036           404,381
       500,000   CO Crystal Crossing Metropolitan District               6.000      12/01/2036           334,570
        10,000   CO Deer Creek Metropolitan District(1)                  5.000      12/01/2026            10,042
       500,000   CO Educational and Cultural Facilities
                    Authority (Banning Lewis Ranch Academy)              6.125      12/15/2035           375,685
     5,000,000   CO Educational and Cultural Facilities
                    Authority (Inn at Auraria)(1)                        6.000      07/01/2042         3,193,900
        10,000   CO Educational and Cultural Facilities
                    Authority (University of Northern Colorado)(1)       5.000      07/01/2031             8,516
       500,000   CO Elbert and Highway 86 Metropolitan District          5.750      12/01/2036           322,230
     1,000,000   CO Elkhorn Ranch Metropolitan District                  6.375      12/01/2035           727,340
       500,000   CO Fallbrook Metropolitan District                      5.625      12/01/2026           355,815
     2,435,000   CO Goodman Metropolitan District(1)                    12.000      06/01/2019         3,022,614
        10,000   CO Health Facilities Authority (Denver Options)         5.375      02/01/2022             7,341
        30,000   CO Health Facilities Authority (Denver Options)         5.625      02/01/2032            20,490
        30,000   CO Health Facilities Authority (Northern
                    Colorado Medical Center)(1)                          6.000      05/15/2020            30,740
       500,000   CO Heritage Todd Creek Metropolitan District            5.500      12/01/2037           308,510
       500,000   CO High Plains Metropolitan District                    6.250      12/01/2035           339,235


                       5 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
COLORADO CONTINUED
$      500,000   CO Horse Creek Metropolitan District                    5.750%     12/01/2036   $       331,010
       500,000   CO Huntington Trails Metropolitan District              6.250      12/01/2036           338,005
     1,825,000   CO International Center Metropolitan District
                    No. 3                                                6.500      12/01/2035         1,250,034
       500,000   CO Liberty Ranch Metropolitan District                  6.250      12/01/2036           338,005
       625,000   CO Madre Metropolitan District No. 2                    5.500      12/01/2036           377,194
     1,000,000   CO Murphy Creek Metropolitan District No. 3             6.000      12/01/2026           703,570
     2,850,000   CO Murphy Creek Metropolitan District No. 3(1)          6.125      12/01/2035         1,899,468
     2,670,000   CO North Pines Metropolitan District(1)                 6.750      12/01/2036         2,091,838
     1,545,000   CO North Range Metropolitan District No. 1              5.000      12/15/2024         1,132,439
     1,250,000   CO North Range Metropolitan District No. 2              5.500      12/15/2018         1,028,250
       500,000   CO North Range Metropolitan District No. 2              5.500      12/15/2037           335,235
     1,000,000   CO Northwest Metropolitan District No. 3                6.125      12/01/2025           737,560
     1,875,000   CO Northwest Metropolitan District No. 3                6.250      12/01/2035         1,305,488
       125,000   CO Potomac Farms Metropolitan District                  0.000(4)   12/01/2023            83,991
       750,000   CO Potomac Farms Metropolitan District                  7.250      12/01/2037           550,328
       500,000   CO Prairie Center Metropolitan District No. 3           5.250      12/15/2021           386,085
       815,000   CO Prairie Center Metropolitan District No. 3           5.400      12/15/2031           570,419
       750,000   CO Regency Metropolitan District                        5.750      12/01/2036           483,345
        20,000   CO Ridges Metropolitan District Mesa County             6.100      10/15/2013            20,054
     1,000,000   CO Serenity Ridge Metropolitan District No.
                    2(6)                                                 7.500      12/01/2034           530,000
       270,000   CO Silver Dollar Metropolitan District                  5.100      12/01/2030           182,552
       500,000   CO Silver Peaks Metropolitan District                   5.750      12/01/2036           322,230
     1,000,000   CO Sorrell Ranch Metropolitan District                  6.750      12/15/2036           690,120
       685,000   CO Tallgrass Metropolitan District                      5.250      12/01/2037           441,167
       540,000   CO Tallyns Reach Metropolitan District No. 3            5.100      12/01/2026           387,542
       500,000   CO Traditions Metropolitan District No. 2               5.750      12/01/2036           313,840
     1,129,000   CO Wheatlands Metropolitan District                     6.000      12/01/2025           809,290
       500,000   CO Wheatlands Metropolitan District                     6.125      12/01/2035           333,240
       500,000   CO Wildgrass Metropolitan District                      6.200      12/01/2034           365,880
       250,000   CO Woodmen Heights Metropolitan District No. 1          6.750      12/01/2020           202,723
     4,500,000   CO Woodmen Heights Metropolitan District No.
                    1(1)                                                 7.000      12/01/2030         3,434,400
    10,000,000   Ebert, CO Metropolitan District(1)                      5.350      12/01/2037         7,419,300
       175,000   Fairplay, CO Sanitation District                        5.250      12/15/2031           142,721
       180,000   Jefferson County, CO (Section 14 Metropolitan
                    District)(1)                                         5.000      12/01/2018           169,664
     1,200,000   Kiowa, CO Water and Sewer                               5.500      12/01/2030         1,013,268
     3,090,000   Loveland, CO Special Assessment(1)                      5.625      07/01/2029         2,208,238
        30,000   University of Colorado Hospital Authority(1)            5.200      11/15/2017            27,557
        20,000   University of Colorado Hospital Authority(1)            5.250      11/15/2022            16,855
                                                                                                 ---------------
                                                                                                      56,388,222
CONNECTICUT--0.8%
        75,000   CT Devel. Authority (Church Homes)(1)                   5.800      04/01/2021            75,569
     1,010,000   CT H&EFA (Bridgeport Hospital)(1)                       6.625      07/01/2018         1,014,484
        50,000   CT H&EFA (Bridgeport Hospital/Bridgeport
                    Hospital Foundation Obligated Group)(1)              5.250      07/01/2015            50,019
        25,000   CT H&EFA (DKH)(1)                                       5.375      07/01/2016            25,048
       220,000   CT H&EFA (DKH/CHHC/HNE Obligated Group)(1)              5.375      07/01/2026           214,234
        20,000   CT H&EFA (Lawrence & Memorial Hospital)(1)              5.000      07/01/2013            19,448


                       6 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
CONNECTICUT CONTINUED
$       50,000   CT H&EFA (Middlesex Hospital)(1)                        5.125%     07/01/2017   $        45,899
        10,000   CT H&EFA (Sacred Heart University)(1)                   5.000      07/01/2028             8,081
        20,000   CT HFA(1)                                               5.200      11/15/2021            19,088
        60,000   CT HFA(1)                                               5.600      06/15/2017            60,155
     3,000,000   Georgetown, CT Special Taxing District                  5.125      10/01/2036         1,812,630
    10,150,000   Mashantucket, CT Western Pequot Tribe, Series
                    B(1)                                                 5.750      09/01/2027         7,549,570
                                                                                                 ---------------
                                                                                                      10,894,225
DELAWARE--0.4%
     4,000,000   Bridgeville, DE Special Obligation (Heritage
                    Shores)(1)                                           5.450      07/01/2035         2,726,320
       255,000   DE EDA (General Motors Corp.)(1)                        5.600      04/01/2009           140,250
         5,000   DE Health Facilities Authority (Bayhealth
                    Medical Center)(1)                                   5.200      07/01/2029             4,382
     1,000,000   Kent County, DE Student Hsg. (Delaware State
                    University Student Hsg. Foundation)                  5.000      07/01/2025           686,860
       630,000   Kent County, DE Student Hsg. (Delaware State
                    University Student Hsg. Foundation)                  5.000      07/01/2030           400,844
     2,310,000   Millsboro, DE Special Obligation (Plantation
                    Lakes)                                               5.450      07/01/2036         1,506,443
                                                                                                 ---------------
                                                                                                       5,465,099
DISTRICT OF COLUMBIA--0.7%
       720,000   District of Columbia Tobacco Settlement
                    Financing Corp.(1)                                   6.750      05/15/2040           582,466
    72,125,000   District of Columbia Tobacco Settlement
                    Financing Corp. (TASC)                               6.375(3)   06/15/2046         1,496,594
   304,205,000   District of Columbia Tobacco Settlement
                    Financing Corp. (TASC)                               6.924(3)   06/15/2046         7,550,368
                                                                                                 ---------------
                                                                                                       9,629,428
FLORIDA--31.1%
       860,000   Aberdeen, FL Community Devel. District                  5.250      11/01/2015           706,860
       975,000   Aberdeen, FL Community Devel. District                  5.500      05/01/2036           636,500
     2,000,000   Amelia Concourse, FL Community Devel. District          5.750      05/01/2038         1,331,580
       700,000   Amelia Walk, FL Community Devel. District
                    Special Assessment                                   5.500      05/01/2037           435,421
    14,770,000   Arborwood, FL Community Devel. District
                    (Centex Homes)(1)                                    5.250      05/01/2016        11,970,051
     1,155,000   Arlington Ridge, FL Community Devel. District           5.500      05/01/2036           754,007
     6,750,000   Ave Maria Stewardship, FL Community Devel.
                    District(1)                                          5.125      05/01/2038         4,153,343
     1,530,000   Avelar Creek, FL Community Devel. District              5.375      05/01/2036         1,007,153
       435,000   Avignon Villages, FL Community Devel.
                    District(7)                                          5.300      05/01/2014           262,114
       250,000   Avignon Villages, FL Community Devel.
                    District(7)                                          5.400      05/01/2037           151,613
       440,000   Bahia Lakes, FL Community Devel. District               5.450      05/01/2037           286,889
     1,620,000   Bainebridge, FL Community Devel. District               5.500      05/01/2038         1,036,930
        65,000   Baker County, FL Hospital Authority                     5.300      12/01/2023            46,979
     7,680,000   Bartram Park, FL Community Devel. District(1)           5.300      05/01/2035         4,882,637
     1,865,000   Bay Laurel Center, FL Community Devel. District         5.450      05/01/2037         1,236,812
     1,605,000   Baywinds, FL Community Devel. District                  5.250      05/01/2037           968,987
     1,400,000   Beacon Lakes, FL Community Devel. District
                    Special Assessment                                   6.000      05/01/2038           978,782


                       7 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
FLORIDA CONTINUED
$    1,200,000   Beacon Lakes, FL Community Devel. District
                    Special Assessment                                   6.200%     05/01/2038   $       854,484
     1,775,000   Beacon, FL Tradeport Community Devel. District          7.250      05/01/2033         1,523,802
       115,000   Bluewaters, FL Community Devel. District
                    Special Assessment                                   6.000      05/01/2035            90,366
     2,000,000   Boynton Village, FL Community Devel. District
                    Special Assessment                                   6.000      05/01/2038         1,383,000
        25,000   Broward County, FL Educational Facilities
                    Authority (Nova Southeastern University)(1)          5.625      04/01/2034            19,663
     2,000,000   Callaway, FL Capital Improvement                        5.000      08/01/2026         1,418,360
     5,615,000   Callaway, FL Capital Improvement(1)                     5.250      08/01/2032         3,841,278
     5,520,000   Callaway, FL Capital Improvement(1)                     5.250      08/01/2037         3,673,615
       200,000   Cape Coral, FL Health Facilities Authority
                    (Gulf Care)(1)                                       5.625      10/01/2027           163,448
       195,000   Cape Coral, FL Health Facilities Authority
                    (Gulf Care)(1)                                       6.000      10/01/2025           182,604
     1,345,000   Cascades, FL Groveland Community Devel.
                    District                                             5.300      05/01/2036           775,877
     3,950,000   Century Gardens at Tamiami, FL Community
                    Devel. District (Century Gardens at Tamiami)(1)      6.125      05/01/2012         3,593,434
     6,825,000   Century Gardens at Tamiami, FL Community
                    Devel. District (Century Gardens at Tamiami)(1)      6.250      05/01/2037         4,680,244
       350,000   Century Gardens, FL Community Devel. District           5.100      05/01/2037           225,677
     3,500,000   Chapel Creek, FL Community Devel. District
                    Special Assessment(1)                                5.500      05/01/2038         2,203,530
     1,500,000   City Center, FL Community Devel. District               6.000      05/01/2038         1,078,260
     1,700,000   Clearwater Cay, FL Community Devel. District            5.500      05/01/2037           992,290
       355,000   Clearwater, FL Hsg. Authority (Hamptons at
                    Clearwater)                                          5.350      05/01/2024           274,628
     3,510,000   Concorde Estates, FL Community Devel.
                    District(1)                                          5.850      05/01/2035         2,494,276
     1,245,000   Connerton West, FL Community Devel. District            5.125      05/01/2016         1,021,473
     1,685,000   Copperstone, FL Community Devel. District               5.200      05/01/2038         1,026,553
     2,685,000   Cordoba Ranch, FL Community Devel. District
                    Special Assessment                                   5.550      05/01/2037         1,754,943
       450,000   Coronado, FL Community Devel. District                  6.000      05/01/2038           319,878
     4,395,000   Creekside, FL Community Devel. District(1)              5.200      05/01/2038         2,633,176
       400,000   Crestview II, FL Community Devel. District
                    Special Assessment                                   5.600      05/01/2037           287,692
       875,000   Crosscreek, FL Community Devel. District                5.500      05/01/2017           512,505
       425,000   Crosscreek, FL Community Devel. District                5.600      05/01/2039           250,032
     5,900,000   Cypress Creek of Hillsborough County, FL
                    Community Devel. District(1)                         5.350      05/01/2037         3,785,676
     1,495,000   Dade County, FL IDA (Miami Cerebral Palsy
                    Residence)                                           8.000      06/01/2022         1,310,756
       100,000   Dade County, FL Special Obligation(1)                   5.000      10/01/2035            82,798
        10,000   Dania, FL Sales Tax(1)                                  5.000      10/01/2025             9,876
        25,000   Destin, FL Community Redevel. Agency (Town
                    Center Area)                                         5.300      05/01/2027            17,916
     1,900,000   Double Branch, FL Special Assessment Community
                    Devel. District                                      6.700      05/01/2034         1,642,170
     1,880,000   Dupree Lakes, FL Community Devel. District              5.375      05/01/2037         1,231,926


                       8 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
FLORIDA CONTINUED
$    1,025,000   Durbin Crossing, FL Community Devel. District
                    Special Assessment                                   5.250%     11/01/2015   $       844,826
        10,000   Duval County, FL HFA (C.A.U. Eagles Point
                    North/C.A.U. Cedars Obligated Group)(1)              5.650      07/01/2022             9,794
       380,000   East Homestead, FL Community Devel. District            5.000      05/01/2011           353,411
     2,440,000   East Homestead, FL Community Devel. District            5.375      05/01/2036         1,606,179
     1,365,000   East Homestead, FL Community Devel. District            5.450      11/01/2036           935,503
       370,000   Easton Park, FL Community Devel. District               5.200      05/01/2037           242,557
       500,000   Enclave at Black Point Marina, FL Community
                    Devel. District                                      5.200      05/01/2014           415,165
       250,000   Enclave at Black Point Marina, FL Community
                    Devel. District                                      5.400      05/01/2037           150,568
        50,000   Escambia County, FL Health Facilities
                    Authority (Baptist Manor)(1)                         5.125      10/01/2019            42,889
       880,000   Fiddler's Creek, FL Community Devel. District           5.875      05/01/2021           755,700
     7,500,000   Fiddler's Creek, FL Community Devel. District
                    No.2(1)                                              6.000      05/01/2038         5,391,300
       610,000   FL Capital Trust Agency (AHF Florida LLC)(1)            8.125      10/01/2038           492,148
     2,550,000   FL Capital Trust Agency (American
                    Opportunity)(1)                                      5.875      06/01/2038         1,722,270
     5,910,000   FL Capital Trust Agency (Atlantic Hsg.
                    Foundation)(1)                                       7.000      07/15/2032         5,085,496
     1,875,000   FL Capital Trust Agency (Atlantic Hsg.
                    Foundation)                                          8.260      07/15/2038         1,647,188
        25,000   FL Correctional Private Commission (350 Bed
                    Youthful) COP(1)                                     5.000      08/01/2017            24,756
       240,000   FL Gateway Services Community Devel. District
                    (Sun City Center)                                    6.500      05/01/2033           202,709
     7,885,000   FL Island at Doral III Community Devel.
                    District Special Assessment(1)                       5.900      05/01/2035         5,205,046
     1,100,000   FL Lake Ashton II Community Devel. District             5.375      05/01/2036           720,016
        90,000   FL Mira Lago West Community Devel. District             5.375      05/01/2036            59,922
     1,000,000   FL New Port Tampa Bay Community Devel. District         5.300      11/01/2012           606,840
     7,310,000   FL New Port Tampa Bay Community Devel.
                    District(1)                                          5.875      05/01/2038         4,288,192
       500,000   FL Parker Road Community Devel. District                5.350      05/01/2015           415,975
       500,000   FL Parker Road Community Devel. District                5.600      05/01/2038           325,185
       950,000   FL Principal One Community Devel. District              5.650      05/01/2035           709,983
        60,000   FL State Board of Education(1)                          5.000      06/01/2024            59,612
     3,960,000   Flora Ridge, FL Educational Facilities Benefit
                    District(1)                                          5.300      05/01/2037         2,638,627
     2,500,000   Fontainbleau Lakes, FL Community Devel.
                    District(1)                                          6.000      05/01/2015         2,115,050
     1,000,000   Fontainbleau Lakes, FL Community Devel.
                    District                                             6.000      05/01/2038           658,880
     1,140,000   Forest Creek, FL Community Devel. District              5.450      05/01/2036           730,284
     2,750,000   Glades, FL Correctional Devel. Corp. (Glades
                    County Detention)(1)                                 7.375      03/01/2030         2,307,635
    10,000,000   Grand Bay at Doral, FL Community Devel.
                    District(1)                                          6.000      05/01/2017         8,141,000
     3,000,000   Grand Bay at Doral, FL Community Devel.
                    District(1)                                          6.000      05/01/2039         2,002,020
     3,625,000   Greater Lakes/Sawgrass Bay, FL Community
                    Devel. District(1)                                   5.500      05/01/2038         2,282,228
     3,820,000   Harrison Ranch, FL Community Devel. District(1)         5.300      05/01/2038         2,393,230
       375,000   Hawks Point, FL Community Devel. District               5.300      05/01/2039           231,349
     3,895,000   Heritage Bay, FL Community Devel. District(1)           5.500      05/01/2036         2,542,734
       945,000   Heritage Harbour South, FL Community Devel.
                    District                                             6.500      05/01/2034           796,248


                       9 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
FLORIDA CONTINUED
$      195,000   Heritage Isles, FL Community Devel. District(7)         7.100%     10/01/2023   $       109,028
     1,235,000   Heritage Plantation, FL Community Devel. District       5.400      05/01/2037           781,187
        10,000   Hialeah, FL Hsg. Authority(1)                           5.800      06/20/2033             9,378
       315,000   Highland Meadows, FL Community Devel. District
                    Special Assessment, Series A                         5.500      05/01/2036           194,705
        10,000   Highlands County, FL Health Facilities
                    Authority (Adventist)(1)                             5.250      11/15/2028            10,112
     1,045,000   Highlands, FL Community Devel. District                 5.000      05/01/2011           960,867
     5,700,000   Highlands, FL Community Devel. District(1)              5.550      05/01/2036         3,750,201
       745,000   Hillsborough County, FL IDA (Senior Care Group)         6.750      07/01/2029           586,047
        25,000   Hillsborough County, FL IDA (Tampa General
                    Hospital)(1)                                         5.400      10/01/2028            19,566
        25,000   Indian River County, FL Water and Sewer(1)              5.250      09/01/2020            24,545
       905,000   Indigo, FL Community Devel. District                    5.750      05/01/2036           607,228
        10,000   Jacksonville, FL Electric Authority (Water and
                    Sewer)(1)                                            5.250      10/01/2039             9,267
        35,000   Jacksonville, FL Health Facilities Authority
                    (Daughters of Charity Health Services of
                    Austin)(1)                                           5.250      08/15/2027            35,013
        25,000   Jacksonville, FL Sales Tax(1)                           5.000      10/01/2030            22,912
     4,005,000   K-Bar Ranch, FL Community Devel. District
                    Special Assessment(1)                                5.450      05/01/2036         2,623,155
     5,710,000   Keys Cove, FL Community Devel. District(1)              5.500      05/01/2036         3,811,711
       240,000   Lake Frances, FL Community Devel. District
                    Special Assessment                                   5.300      05/01/2037           142,188
        75,000   Lakeland, FL Hospital System (Lakeland
                    Regional Medical Center)(1)                          5.250      11/15/2025            65,076
       250,000   Lakeside Landings, FL Devel. District                   5.500      05/01/2038           160,020
     1,000,000   Landmark at Doral, FL Community Devel.
                    District Special Assessment                          5.500      05/01/2038           521,150
     4,500,000   Lee County, FL IDA (Cypress Cove Healthpark)(1)         6.750      10/01/2032         3,641,535
       500,000   Legends Bay, FL Community Devel. District               5.500      05/01/2014           432,205
       500,000   Legends Bay, FL Community Devel. District               5.875      05/01/2038           343,080
     2,110,000   Lucaya, FL Community Devel. District                    5.375      05/01/2035         1,395,828
     2,500,000   Madeira, FL Community Devel. District(1)                5.250      11/01/2014         2,065,450
     2,500,000   Madeira, FL Community Devel. District                   5.450      05/01/2039         1,526,425
       530,000   Madison County, FL Mtg. (Twin Oaks)                     6.000      07/01/2025           424,011
     1,775,000   Magnolia Creek, FL Community Devel. District            5.900      05/01/2039         1,205,314
     1,480,000   Magnolia West, FL Community Devel. District
                    Special Assessment                                   5.350      05/01/2037           939,016
     1,925,000   Marsh Harbor, FL Community Devel. District,
                    Series A                                             5.450      05/01/2036         1,382,381
     9,290,000   Meadow Pines, FL Community Devel. District
                    Special Assessment(1)                                6.250      05/01/2034         7,009,862
     1,605,000   Meadow Woods, FL Community Devel. District
                    Special Assessment                                   6.050      05/01/2035         1,142,182
     3,015,000   Mediterranea, FL Community Devel. District
                    Special Assessment(1)                                5.600      05/01/2037         1,875,059
     2,390,000   Miami Beach, FL Health Facilities Authority
                    (Mt. Sinai Medical Center)(1)                        6.800      11/15/2031         1,876,413


                      10 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
FLORIDA CONTINUED
$       50,000   Miami, FL Health Facilities Authority
                    (Catholic Health East)(1)                            5.250%     11/15/2028   $        40,189
     2,470,000   Midtown Miami, FL Community Devel. District
                    Special Assessment(1)                                6.500      05/01/2037         1,911,014
     4,260,000   Miromar Lakes, FL Community Devel. District(1)          6.875      05/01/2035         3,299,753
     3,500,000   Miromar Lakes, FL Community Devel. District(1)          7.375      05/01/2032         2,947,910
     3,930,000   Monterey/Congress, FL Community Devel.
                    District Special Assessment(1)                       5.375      05/01/2036         2,587,001
     9,710,000   Moody River, FL Estates Community Devel.
                    District(1)                                          5.350      05/01/2036         6,190,125
    11,300,000   Myrtle Creek, FL Improvement District Special
                    Assessment(1)                                        5.200      05/01/2037         6,995,039
       160,000   Naples, FL Hospital Revenue (Naples Community
                    Hospital)(1)                                         5.250      10/01/2014           154,899
       200,000   Naples, FL Hospital Revenue (Naples Community
                    Hospital)(1)                                         5.500      10/01/2026           166,766
       580,000   Naturewalk, FL Community Devel. District                5.300      05/01/2016           353,232
       500,000   Naturewalk, FL Community Devel. District                5.500      05/01/2038           306,280
     1,800,000   Northern Palm Beach, FL Improvement District            5.350      08/01/2041         1,110,582
       490,000   Oak Creek, FL Community Devel. District
                    Special Assessment                                   5.800      05/01/2035           365,721
     7,725,000   Oakland, FL Charter School(1)                           6.950      12/01/2032         6,658,487
     1,345,000   Oakmont Grove, FL Community Devel. District
                    Special Assessment                                   5.250      05/01/2012           804,162
       500,000   Oakmont Grove, FL Community Devel. District
                    Special Assessment                                   5.400      05/01/2038           301,315
       300,000   Orange County, FL Health Facilities Authority
                    (GF Orlando/CFGH Obligated Group)                    8.875      07/01/2021           304,452
       800,000   Orange County, FL Health Facilities Authority
                    (GF Orlando/CFGH Obligated Group)                    9.000      07/01/2031           798,288
       250,000   Orange County, FL Health Facilities Authority
                    (Orlando Lutheran Tower)                             5.500      07/01/2032           165,378
       375,000   Orange County, FL Health Facilities Authority
                    (Orlando Lutheran Tower)                             5.500      07/01/2038           239,291
        25,000   Orlando & Orange County, FL Expressway
                    Authority(1)                                         5.000      07/01/2028            22,293
     1,250,000   Palm Bay, FL Educational Facilities (Patriot
                    Charter School)                                      7.000      07/01/2036           964,638
        35,000   Palm Beach County, FL Health Facilities
                    Authority(Boca Raton Community Hospital)(1)          5.500      12/01/2021            28,971
        25,000   Palm Beach County, FL Health Facilities
                    Authority(Boca Raton Community Hospital)(1)          5.625      12/01/2031            18,581
     2,100,000   Palm Coast Park, FL Community Devel. District
                    Special Assessment                                   5.700      05/01/2037         1,408,071
     1,425,000   Palm Glades, FL Community Devel. District               4.850      05/01/2011         1,301,239
     2,510,000   Palm Glades, FL Community Devel. District               5.300      05/01/2036         1,670,405
       460,000   Palm River, FL Community Devel. District                5.150      05/01/2013           401,023
       250,000   Palm River, FL Community Devel. District                5.375      05/01/2036           160,015
     4,675,000   Palma Sola Trace, FL Community Devel.
                    District(1)                                          5.750      05/01/2035         3,273,856
     2,725,000   Parkway Center, FL Community Devel. District,
                    Series A(1)                                          6.125      05/01/2024         2,143,621


                      11 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
FLORIDA CONTINUED
$    2,205,000   Parkway Center, FL Community Devel. District,
                    Series A                                             6.300%     05/01/2034   $     1,613,575
     1,470,000   Pine Ridge Plantation, FL Community Devel.
                    District                                             5.400      05/01/2037           929,834
       100,000   Pinellas County, FL Educational Facilities
                    Authority (Barry University)(1)                      5.375      10/01/2028            85,150
       820,000   Pinellas County, FL Educational Facilities
                    Authority (Barry University)(1)                      5.875      10/01/2030           745,413
    14,710,000   Pinellas County, FL Educational Facilities
                    Authority (Eckerd College)(1)                        5.250      10/01/2029        10,493,526
     1,500,000   Pinellas County, FL Health Facility Authority
                    (St. Mark Village)                                   5.650      05/01/2037           952,350
       430,000   Poinciana West, FL Community Devel. District
                    Special Assessment                                   6.000      05/01/2037           328,206
        25,000   Port Everglades, FL Authority, Series A(1)              5.000      09/01/2016            23,888
       705,000   Port St. Lucie, FL Special Assessment (Peacock
                    & Lowry)                                             5.350      07/01/2027           517,230
       750,000   Portico, FL Community Devel. District                   5.450      05/01/2037           470,408
     2,670,000   Portofino Cove, FL Community Devel. District
                    Special Assessment(1)                                5.250      05/01/2012         2,419,447
       500,000   Portofino Cove, FL Community Devel. District
                    Special Assessment                                   5.500      05/01/2038           331,005
       285,000   Portofino Landings, FL Community Devel.
                    District Special Assessment                          5.200      05/01/2017           226,669
     1,000,000   Portofino Landings, FL Community Devel.
                    District Special Assessment                          5.400      05/01/2038           651,450
       300,000   Portofino Springs, FL Community Devel.
                    District Special Assessment                          5.500      05/01/2038           198,603
     7,200,000   Quarry, FL Community Devel. District(1)                 5.250      05/01/2016         5,956,632
       700,000   Quarry, FL Community Devel. District                    5.250      05/01/2036           451,661
    46,970,000   Quarry, FL Community Devel. District(1)                 5.500      05/01/2036        31,531,431
    11,190,000   Renaissance Commons, FL Community Devel.
                    District, Series A(1)                                5.600      05/01/2036         7,671,864
     1,795,000   Reunion East, FL Community Devel. District              5.800      05/01/2036         1,254,184
     6,025,000   Reunion East, FL Community Devel. District,
                    Series A(1)                                          7.375      05/01/2033         5,331,342
     2,440,000   Reunion West, FL Community Devel. District              6.250      05/01/2036         1,779,736
       750,000   Ridgewood Trails, FL Community Devel. District          5.650      05/01/2038           491,633
     2,500,000   River Glen, FL Community Devel. District
                    Special Assessment                                   5.450      05/01/2038         1,587,350
     1,165,000   Riverwood Estates, FL Community Devel.
                    District Special Assessment(7)                       5.350      05/01/2037           699,478
       250,000   Rolling Hills, FL Community Devel. District             5.450      05/01/2037           159,410
       400,000   Santa Rosa Bay, FL Bridge Authority(1)                  6.250      07/01/2028           285,064
    16,500,000   Sarasota, FL National Community Devel.
                    District Special Assessment(1)                       5.300      05/01/2039        10,179,345
        25,000   Seminole County, FL GO(1)                               5.125      04/01/2010            25,053
     2,290,000   Shingle Creek, FL Community Devel. District             6.100      05/01/2025         1,724,759
     6,350,000   Shingle Creek, FL Community Devel. District(1)          6.125      05/01/2037         4,414,647
     2,875,000   Six Mile Creek, FL Community Devel. District(1)         5.875      05/01/2038         1,888,674
     1,265,000   Sonoma Bay, FL Community Devel. District,
                    Series A                                             5.450      05/01/2036           908,422


                      12 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
FLORIDA CONTINUED
$    1,760,000   South Bay, FL Community Devel. District                 5.125%     11/01/2009   $       968,000
     2,750,000   South Bay, FL Community Devel. District(7)              5.375      05/01/2013         1,512,500
     5,400,000   South Bay, FL Community Devel. District(1)              5.950      05/01/2036         2,970,000
        75,000   South Lake County, FL Hospital District
                    (Orlando Regional Healthcare System)(1)              5.800      10/01/2034            59,267
     1,280,000   South-Dade, FL Venture Community Devel.
                    District                                             6.125      05/01/2034         1,026,406
     3,000,000   St. John's Forest, FL Community Devel.
                    District, Series A(1)                                6.125      05/01/2034         2,287,170
       400,000   St. Johns County, FL IDA (St. John's County
                    Welfare Federation)                                  5.250      10/01/2041           235,940
       990,000   Stonebrier, FL Community Devel. District                5.500      05/01/2037           643,421
       880,000   Stonegate, FL Community Devel. District                 6.000      05/01/2024           753,034
       995,000   Stonegate, FL Community Devel. District                 6.125      05/01/2034           797,871
     1,055,000   Stoneybrook, FL South Community Devel. District         5.800      05/01/2039           713,338
       730,000   Summerville, FL Community Devel. District               5.500      05/01/2036           448,950
        10,000   Sunrise, FL Utility System(1)                           5.250      10/01/2019            10,000
     2,000,000   Sweetwater Creek, FL Community Devel. District          5.500      05/01/2038         1,259,160
     2,535,000   Tern Bay, FL Community Devel. District(7)               5.000      05/01/2015         1,401,018
       500,000   Tern Bay, FL Community Devel. District(7)               5.375      05/01/2037           277,790
     4,880,000   Town Center, FL at Palm Coast Community Devel.
                    District(1)                                          6.000      05/01/2036         3,434,934
       245,000   Turnbull Creek, FL Community Devel. District
                    Special Assessment                                   5.250      05/01/2037           152,922
     9,550,000   Turnbull Creek, FL Community Devel. District
                    Special Assessment(1)                                5.800      05/01/2035         6,554,643
     9,325,000   Two Creeks, FL Community Devel. District(1)             5.250      05/01/2037         5,755,670
        25,000   University of South Florida (University
                    Bookstore)(1)                                        5.900      07/01/2010            25,055
       750,000   University Square, FL Community Devel. District         5.875      05/01/2038           553,973
     5,830,000   Verandah East, FL Community Devel. District(1)          5.400      05/01/2037         3,835,615
     4,530,000   Verandah, FL Community Devel District(1)                5.250      05/01/2036         2,922,892
     1,085,000   Verano Center, FL Community Devel. District             5.375      05/01/2037           691,188
     9,390,000   Verona Walk, FL Community Devel. District(1)            5.375      05/01/2037         6,223,786
     1,000,000   Villa Portofino East, FL Community Devel.
                    District                                             5.200      05/01/2037           612,130
     1,755,000   Villa Portofino West, FL Community Devel.
                    District                                             5.350      05/01/2036         1,131,396
     2,565,000   Villa Vizcaya, FL Community Devel. District
                    Special Assessment(1)                                5.350      05/01/2017         2,056,232
       420,000   Villa Vizcaya, FL Community Devel. District
                    Special Assessment                                   5.550      05/01/2039           269,984
       900,000   Village, FL Community Devel. District, Series A         6.100      05/01/2034           719,253
       680,000   Village, FL Community Devel. District, Series A         6.500      05/01/2033           574,342
     1,600,000   Villages of Westport, FL Community Devel.
                    District                                             5.700      05/01/2035         1,070,256
     7,000,000   Villagewalk of Bonita Springs, FL Community
                    Devel. District(1)                                   5.150      05/01/2038         4,426,100
     5,100,000   Vista, FL Community Devel. District Special
                    Assessment(1)                                        5.375      05/01/2037         3,341,928
     1,500,000   Waterford Estates, FL Community Devel.
                    District Special Assessment                          5.125      05/01/2013         1,279,440
     2,470,000   Waterford Estates, FL Community Devel.
                    District Special Assessment                          5.500      05/01/2037         1,519,569


                      13 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
FLORIDA CONTINUED
$    3,830,000   Watergrass, FL Community Devel. District
                    Special Assessment(1)                                4.875%     11/01/2010   $     3,582,812
     1,250,000   Watergrass, FL Community Devel. District
                    Special Assessment                                   5.125      11/01/2014         1,044,500
       790,000   Watergrass, FL Community Devel. District
                    Special Assessment                                   5.375      05/01/2039           469,718
     6,055,000   Watergrass, FL Community Devel. District
                    Special Assessment(1)                                5.500      05/01/2036         3,825,065
       950,000   Waterlefe, FL Community Devel. District Golf
                    Course                                               8.125      10/01/2025           138,254
     6,810,000   Waters Edge, FL Community Devel. District(1)            5.300      05/01/2036         4,532,055
       880,000   Waters Edge, FL Community Devel. District               5.350      05/01/2039           518,250
       250,000   Waters Edge, FL Community Devel. District               5.400      05/01/2039           148,468
     1,785,000   Waterstone, FL Community Devel. District                5.500      05/01/2018         1,425,751
     3,895,000   Wentworth Estates, FL Community Devel.
                    District(1)                                          5.125      11/01/2012         3,397,219
     3,725,000   Wentworth Estates, FL Community Devel.
                    District(1)                                          5.625      05/01/2037         2,313,449
     4,405,000   West Palm Beach, FL Community Redevel.
                    Agency(2)                                            5.000      03/01/2026         3,989,979
        70,000   West Palm Beach, FL Utility System(1)                   5.000      10/01/2027            61,782
     1,100,000   West Villages, FL Improvement District                  5.350      05/01/2015           910,360
     4,145,000   West Villages, FL Improvement District(1)               5.500      05/01/2037         2,620,635
     3,500,000   West Villages, FL Improvement District(1)               5.500      05/01/2038         2,203,530
     7,450,000   West Villages, FL Improvement District(1)               5.800      05/01/2036         4,955,368
     5,055,000   Westridge, FL Community Devel. District(1)              5.800      05/01/2037         3,348,786
     5,925,000   Westside, FL Community Devel. District(1)               5.650      05/01/2037         3,942,258
       690,000   World Commerce, FL Community Devel. District
                    Special Assessment                                   5.500      05/01/2038           459,395
     5,530,000   World Commerce, FL Community Devel. District
                    Special Assessment(1)                                6.125      05/01/2035         4,086,891
     2,800,000   World Commerce, FL Community Devel. District
                    Special Assessment(1)                                6.500      05/01/2036         2,171,848
     2,250,000   Wyld Palms, FL Community Devel. District(1)             5.400      05/01/2015         1,867,568
     1,465,000   Wyld Palms, FL Community Devel. District                5.500      05/01/2038           948,221
       450,000   Zephyr Ridge, FL Community Devel. District              5.250      05/01/2013           272,241
       990,000   Zephyr Ridge, FL Community Devel. District              5.625      05/01/2037           598,930
                                                                                                 ---------------
                                                                                                     434,826,038
GEORGIA--6.3%
    13,140,000   Athens, GA Area Facilities Corp. COP (Georgia
                    Dept. of Labor)(2)                                   5.000      06/15/2037        10,650,956
       270,000   Athens, GA Area Facilities Corp. COP (Georgia
                    Dept. of Labor)(1)                                   5.000      06/15/2037           218,849
    12,990,000   Atlanta, GA Devel. Authority Student Hsg.
                    (Clark Atlanta University)(1)                        6.000      07/01/2036         9,443,210
     2,470,000   Atlanta, GA Devel. Authority Student Hsg.
                    (Clark Atlanta University)                           6.250      07/01/2036         1,860,404
        15,000   Atlanta, GA HDC (Bedford Tower)(1)                      6.250      01/01/2015            15,194
        20,000   Chatham County, GA Hospital Authority
                    (Memorial Health University Medical Center)(1)       5.500      01/01/2034            12,641
        10,000   Clark County, GA Hospital Authority (Athens
                    Regional Medical)(1)                                 5.250      01/01/2029             8,841


                      14 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
GEORGIA CONTINUED
$       50,000   Columbus, GA Building Authority(1)                      5.500%     04/01/2013   $        50,547
        15,000   Dalton, GA Devel. Authority (Hamilton Health
                    Care System)(1)                                      5.000      08/15/2028            11,403
        30,000   Dalton, GA Devel. Authority (Hamilton Health
                    Care System/Hamilton Medical Center Obligated
                    Group)(1)                                            5.375      08/15/2016            28,469
        20,000   De Kalb County, GA Devel. Authority (General
                    Motors Corp.)(1)                                     6.000      03/15/2021            20,001
     9,330,000   De Kalb County, GA Devel. Authority Public
                    Purpose(1)                                           5.500      12/10/2023         7,014,387
        10,000   De Kalb County, GA Hsg. Authority (Spring
                    Chase Apartments)(1)                                 5.400      11/01/2030             9,046
     3,795,000   East Point, GA (Camp Creek), Series B(1)                8.000      02/01/2026         3,819,781
     5,670,000   East Point, GA (Camp Creek), Series B(1)                8.000      02/01/2026         5,707,025
       100,000   Fulton County, GA Hospital Authority
                    (Northside Hospital)(1)                              5.125      10/01/2016            93,230
        10,000   Fulton County, GA Hospital Authority
                    (Northside Hospital)(1)                              5.375      10/01/2012             9,960
       225,000   GA Hsg. and Finance Authority (Hunters
                    Grove)(1)                                            5.850      01/01/2017           225,209
    22,000,000   GA Main Street Natural Gas(2)                           5.500      09/15/2026        16,025,066
    13,000,000   GA Main Street Natural Gas(2)                           5.500      09/15/2027         9,358,015
     5,000,000   GA Main Street Natural Gas(2)                           5.500      09/15/2028         3,558,745
     8,565,000   GA Main Street Natural Gas(1, 7)                        6.000      07/15/2022         1,329,545
    35,000,000   GA Main Street Natural Gas(1, 7)                        6.250      07/15/2028         5,432,000
    10,000,000   GA Main Street Natural Gas(1, 7)                        6.250      07/15/2033         1,552,000
     5,000,000   GA Main Street Natural Gas(1, 7)                        6.375      07/15/2038           775,950
       120,000   GA Municipal Electric Authority, Series A(1)            5.000      11/01/2024           115,398
     2,260,000   Northwestern Gwinnett County, GA Facilities
                    Corp. COP (Dept. of Labor)(2)                        5.000      06/15/2021         1,938,242
       900,000   Northwestern Gwinnett County, GA Facilities
                    Corp. COP (Dept. of Motor Vehicle Safety)(2)         5.000      06/15/2021           771,866
     1,770,000   Northwestern Gwinnett County, GA Facilities
                    Corp. II COP (Georgia Dept. of Driver
                    Services)(2)                                         5.000      06/15/2028         1,518,004
     4,465,000   Northwestern Gwinnett County, GA Facilities
                    Corp. II COP (Georgia Dept. of Driver
                    Services)(2)                                         5.000      06/15/2028         3,829,314
     3,135,000   Northwestern Gwinnett County, GA Facilities
                    Corp. II COP (Georgia Dept. of Driver
                    Services)(2)                                         5.000      06/15/2029         2,688,667
         5,000   Private Colleges & Universities Authority, GA
                    (Mercer University)(1)                               5.375      06/01/2031             3,786
       500,000   Savannah, GA EDA (Skidway Health & Living
                    Services)                                            7.400      01/01/2024           458,680
        20,000   Savannah, GA Resource Recovery Devel.
                    Authority(1)                                         5.100      08/01/2014            20,035
        25,000   Smyrna, GA Hospital Authority (Emory-Adventist
                    Hospital)(1)                                         5.500      08/01/2016            23,923
        40,000   Ware County, GA Hospital Authority (Southeast
                    Health Unit)(1)                                      6.625      03/01/2017            41,124
                                                                                                 ---------------
                                                                                                      88,639,513


                      15 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
HAWAII--0.0%
$      500,000   HI Dept. of Budget & Finance Special Purpose
                    (Kahala Senior Living Community)                     7.875%     11/15/2023   $       481,695
IDAHO--1.0%
    11,520,000   ID Health Facilities Authority (Portneuf
                    Medical Center)(1)                                   5.000      09/01/2035         8,130,355
        65,000   ID Hsg. Agency (Multifamily Hsg.)(1)                    6.700      07/01/2024            65,008
        15,000   ID Hsg. Agency (Single Family Mtg.)(1)                  5.800      07/01/2025            14,732
     5,360,000   Pocatello, ID Devel. Authority Revenue
                    Allocation Tax Increment, Series A(1)                6.000      08/01/2028         4,041,762
     2,980,000   Twin Falls, ID Urban Renewal Agency, Series
                    A(1)                                                 5.450      08/01/2022         2,397,470
                                                                                                 ---------------
                                                                                                      14,649,327
ILLINOIS--5.9%
       600,000   Annawan, IL Tax Increment (Patriot Renewable
                    Fuels)                                               5.625      01/01/2018           492,732
     1,825,000   Bedford Park, IL Tax                                    5.125      12/30/2018         1,511,155
       355,000   Carol Stream, IL Tax (Geneva Crossing)                  5.000      12/30/2021           278,253
        40,000   Chicago, IL GO(1)                                       5.125      01/01/2029            38,000
       235,000   Chicago, IL Midway Airport, Series B(1)                 5.000      01/01/2035           198,700
     5,000,000   Chicago, IL O'Hare International Airport
                    (Delta Airlines)(1)                                  6.450      05/01/2018         3,486,350
     5,000,000   Chicago, IL Tax (Pilsen Redevel.)(1)                    6.750      06/01/2022         4,693,600
     2,400,000   Cook County, IL Community School District GO(1)         7.125      06/01/2024         2,253,672
       949,000   Cortland, IL Special Tax (Sheaffer System)              5.500      03/01/2017           760,367
       270,000   Du Page County, IL Special Service Area No. 31
                    Special Tax (Monarch Landing)                        5.400      03/01/2016           238,289
       320,000   Du Page County, IL Special Service Area No. 31
                    Special Tax (Monarch Landing)                        5.625      03/01/2036           219,600
     1,250,000   Gilberts, IL Special Service Area No. 19
                    Special Tax (Conservancy)                            5.375      03/01/2016           760,063
     1,100,000   Hampshire, IL Special Service Area No. 16
                    (Crown Devel.-Prairie Ridge)                         6.000      03/01/2046           671,330
     2,500,000   Hampshire, IL Special Service Area No. 17
                    (Crown Devel.-Oakstead)                              6.000      03/01/2045         1,528,450
     1,500,000   Hampshire, IL Special Service Area No. 19
                    (Crown Devel.-Prairie Ridge East)                    6.000      03/01/2046           915,450
     6,025,000   Harvey, IL Hotel Motel Tax & Sales (Hotel &
                    Conference Center)(1)                                6.875      08/01/2028         4,986,531
       160,000   IL Devel. Finance Authority (Community
                    Rehabilitation Providers)(1)                         5.700      07/01/2019           149,150
        10,000   IL Devel. Finance Authority (Geneva School
                    District School 304)(1)                              6.300      06/01/2010            10,024
       145,000   IL Devel. Finance Authority Pollution Control
                    (Central Illinois Public Service Company)(1)         5.700      08/15/2026           144,997
       500,000   IL Devel. Finance Authority Pollution Control
                    (Illinois Power Company)(1)                          5.400      03/01/2028           453,060
     1,920,000   IL Finance Authority (Bethel Terrace
                    Apartments)(1)                                       5.125      09/01/2025         1,432,013
       750,000   IL Finance Authority (Franciscan Communities)           5.500      05/15/2027           523,080
       750,000   IL Finance Authority (Franciscan Communities)           5.500      05/15/2037           485,700


                      16 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
ILLINOIS CONTINUED
$    2,000,000   IL Finance Authority (Friendship Village
                    Schaumburg)                                          5.625%     02/15/2037   $     1,275,920
       500,000   IL Finance Authority (Luther Oaks)                      5.700      08/15/2028           348,070
       500,000   IL Finance Authority (Luther Oaks)                      6.000      08/15/2039           344,715
     1,000,000   IL Finance Authority (Lutheran Social Services
                    of Illinois/Vesper Management Corp. Obligated
                    Group)                                               5.125      08/15/2028           629,180
     1,750,000   IL Finance Authority (Noble Network Charter
                    Schools)                                             5.000      09/01/2027         1,190,613
     2,000,000   IL Finance Authority (Noble Network Charter
                    Schools)                                             5.000      09/01/2031         1,227,300
     3,495,000   IL Finance Authority (Noble Network Charter
                    Schools)(1)                                          5.000      09/01/2032         2,230,719
    15,000,000   IL Finance Authority (Resurrection Health
                    Care)(2)                                             5.250      05/15/2029        14,034,225
     3,000,000   IL Finance Authority Student Hsg. (MJH
                    Education Assistance)(1,7)                           5.125      06/01/2035         1,650,000
        30,000   IL GO(1)                                                5.125      12/01/2010            30,055
        15,000   IL GO(1)                                                5.125      12/01/2011            15,023
     5,000,000   IL Health Facilities Authority (Covenant
                    Retirement Communities)(1)                           5.625      12/01/2032         4,042,050
        60,000   IL Health Facilities Authority (Decatur
                    Memorial Hospital)(1)                                5.375      11/15/2021            54,665
        60,000   IL Health Facilities Authority (EMH/EMHH/EMHS
                    Obligated Group)(1)                                  5.625      01/01/2028            50,088
        10,000   IL Health Facilities Authority (Holy Family
                    Medical Center)(1)                                   5.000      08/15/2027             7,701
        35,000   IL Health Facilities Authority (Holy Family
                    Medical Center)(1)                                   5.125      08/15/2022            29,129
        75,000   IL Health Facilities Authority (Loyola
                    University)(1)                                       5.000      07/01/2024            63,646
        15,000   IL Health Facilities Authority (Northwestern
                    Medical Faculty Foundation)(1)                       5.125      11/15/2028            12,429
        80,000   IL Health Facilities Authority (Rockford
                    Memorial Hospital/Rockford Memorial Health
                    Services Corp. Obligated Group)(1)                   5.000      08/15/2021            66,527
        25,000   IL Health Facilities Authority (Sarah Bush
                    Lincoln Health Center)(1)                            5.500      02/15/2016            24,456
        85,000   IL Health Facilities Authority (Sarah Bush
                    Lincoln Health Center)(1)                            5.750      02/15/2022            78,804
    10,500,000   IL Health Facilities Authority (Sinai Health
                    System)(2)                                           5.100      08/15/2033         9,239,055
        95,000   Lake County, IL HFC, Series A(1)                        6.700      11/01/2014            95,124
     1,705,000   Lakemoor Village, IL Special Tax(1)                     5.000      03/01/2027         1,385,977
     2,725,000   Lincolnshire, IL Special Service Area No. 1
                    Special Tax (Sedgebrook)(1)                          6.250      03/01/2034         2,154,004
     1,455,000   Manhattan, IL Special Service Area Special Tax
                    (Groebe Farm-Stonegate)                              6.125      03/01/2040           873,029
       180,000   Markham, IL GO(1)                                       5.750      02/01/2028           152,026
     1,250,000   Plano, IL Special Service Area No. 5                    6.000      03/01/2036           916,875
       500,000   Southwestern IL Devel. Authority (Eden
                    Retirement Center)                                   5.850      12/01/2036           343,085


                      17 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
ILLINOIS CONTINUED
$    6,015,000   Southwestern IL Devel. Authority (Local
                    Government Programming)(1)                           7.000%     10/01/2022   $     4,902,285
     1,150,000   Southwestern IL Devel. Authority (Village of
                    Sauget)                                              5.625      11/01/2026           878,129
        30,000   Springfield, IL Water(1)                                5.400      03/01/2015            30,211
     1,000,000   Vernon Hills, IL Tax Increment (Town Center)            6.250      12/30/2026           802,890
     1,000,000   Volo Village, IL Special Service Area
                    (Lancaster Falls)                                    5.750      03/01/2036           707,190
     3,981,000   Volo Village, IL Special Service Area
                    (Remington Pointe)(1)                                6.450      03/01/2034         3,126,638
     1,820,000   Yorkville, IL United City Special Services
                    Area Special Tax (Bristol Bay)                       5.875      03/01/2036         1,404,421
     1,734,000   Yorkville, IL United City Special Services
                    Area Special Tax (Raintree Village II)               6.250      03/01/2035         1,307,228
                                                                                                 ---------------
                                                                                                      81,954,048
INDIANA--0.8%
     4,080,000   Dekalb City, IN Hospital Authority (Dekalb
                    Memorial Hospital)(1)                                5.000      08/01/2016         3,254,942
     1,600,000   Hamilton County, IN Redevel. District (Thomas
                    Electrics)                                           5.100      02/01/2031         1,060,208
        55,000   IN Devel. Finance Authority (USX Corp.)(1)              5.600      12/01/2032            40,758
        45,000   IN Health Facility Financing Authority
                    (Community Hospital of Anderson)(1)                  6.000      01/01/2023            43,093
        15,000   IN Health Facility Financing Authority
                    (Deaconess Hospital)(1)                              5.500      03/01/2029            12,926
        70,000   IN Health Facility Financing Authority (Kings
                    Daughters Hospital Assoc.)(1)                        5.625      08/15/2027            58,796
        50,000   IN Municipal Power Agency, Series A(1)                  5.300      01/01/2023            47,929
        10,000   Indianapolis, IN Gas Utility (Distribution
                    System)(1)                                           5.000      08/15/2024             9,650
        70,000   Marion County, IN Convention & Recreational
                    Facilities Authority(1)                              5.000      06/01/2027            61,861
        55,000   Marion County, IN Convention & Recreational
                    Facilities Authority(1)                              5.000      06/01/2027            48,605
     4,750,000   North Manchester, IN (Estelle Peabody Memorial
                    Home)(1)                                             7.125      07/01/2022         4,147,558
        65,000   Petersburg, IN Pollution Control (Indianapolis
                    Power & Light Company)(1)                            5.400      08/01/2017            54,461
     2,250,000   Shelbyville, IN Redevel. District Tax
                    Increment (Central Shelbyville Economic)(1)          6.500      07/01/2022         1,864,620
       100,000   St. Joseph County, IN Economic Devel. (Madison
                    Center)(1)                                           5.500      02/15/2021            89,353
                                                                                                 ---------------
                                                                                                      10,794,760
IOWA--2.3%
       400,000   Bremer County, IA Retirement Facilities
                    (Bartels Lutheran)                                   5.125      11/15/2020           295,668
       700,000   Bremer County, IA Retirement Facilities
                    (Bartels Lutheran)                                   5.375      11/15/2027           458,241
     1,000,000   Dickinson County, IA Hsg. (Spirit Lake)                 5.875      12/01/2036           659,950
        25,000   Hills, IA (Mercy Hospital)(1)                           5.000      08/15/2028            20,352
       750,000   IA Finance Authority (Amity Fellowserve)                6.500      10/01/2036           550,583


                      18 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
IOWA CONTINUED
$      400,000   IA Finance Authority (Boys & Girls Home and
                    Family Services)                                     5.900%     12/01/2028   $       281,840
        50,000   IA Finance Authority Health Care Facilities
                    (Genesis Medical Center)(1)                          5.200      07/01/2017            48,074
       500,000   IA Finance Authority Retirement Community
                    (Friendship Haven)                                   5.750      11/15/2019           400,450
     1,000,000   IA Finance Authority Retirement Community
                    (Friendship Haven)                                   6.000      11/15/2024           778,130
       900,000   IA Finance Authority Retirement Community
                    (Friendship Haven)                                   6.125      11/15/2032           663,003
       350,000   IA Finance Authority Senior Hsg. (Bethany
                    Manor)                                               5.450      11/01/2026           240,769
       500,000   IA Finance Authority Senior Hsg. (Wedum Walnut
                    Ridge)                                               5.375      06/01/2025           378,700
    46,257,219   IA Tobacco Settlement Authority (TASC)(2)               5.625      06/01/2046        27,400,546
                                                                                                 ---------------
                                                                                                      32,176,306
KANSAS--0.3%
     1,605,000   Hays, KS Sales Tax                                      6.000      01/01/2025         1,335,472
        95,000   La Cygne, KS Pollution Control (Kansas Gas &
                    Electric Company)(1)                                 5.100      03/01/2023            91,167
       735,000   Overland Park, KS Transportation Devel.
                    District (Grass Creek)                               4.850      09/01/2016           643,052
     2,475,000   Pittsburgh, KS Special Obligation (North
                    Broadway Redevel.)                                   4.900      04/01/2024         1,818,556
                                                                                                 ---------------
                                                                                                       3,888,247
KENTUCKY--0.0%
        30,000   Jefferson County, KY Health Facilities
                    (Alliant Health System)(1)                           5.125      10/01/2027            23,517
        75,000   Jefferson County, KY Health Facilities
                    (University Medical Center)(1)                       5.250      07/01/2022            63,389
       970,000   Kenton County, KY Airport (Delta Airlines)(6, 7)        8.000      12/01/2015             8,245
         5,000   KY EDFA (Pikeville Medical Center)(1)                   5.700      02/01/2028             4,201
       215,000   KY EDFA (St. Claire Medical Center)(1)                  5.625      09/01/2021           190,593
        80,000   KY Hsg. Corp.(1)                                        5.200      07/01/2022            75,362
        15,000   Springfield, KY Educational Devel. (St.
                    Catherine College)                                   5.750      10/01/2035            12,967
                                                                                                 ---------------
                                                                                                         378,274
LOUISIANA--2.5%
        10,000   Calcasieu Parish, LA Industrial Devel. Board
                    Pollution Control (Entergy Gulf States)(1)           5.450      07/01/2010            10,017
    22,975,000   Jefferson Parish, LA Finance Authority (Single
                    Family Mtg.)(2)                                      5.250      12/01/2032        22,424,035
     2,000,000   LA Local Government EF&CD Authority (Baton
                    Rouge Student Hsg.)                                  5.250      09/01/2018           856,860
        35,000   LA Local Government EF&CD Authority (Baton
                    Rouge Student Hsg.)                                  5.250      09/01/2035            14,093
     3,085,000   LA Local Government EF&CD Authority (Baton
                    Rouge Student Hsg.)                                  5.500      09/01/2022         1,283,977
     1,000,000   LA Local Government EF&CD Authority (Bellemont
                    Apartments)(1)                                       6.000      09/01/2022           846,180


                      19 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
LOUISIANA CONTINUED
$    1,750,000   LA Local Government EF&CD Authority (Bellemont
                    Apartments)(1)                                       6.000%     09/01/2027   $     1,386,420
     3,925,000   LA Local Government EF&CD Authority (Bellemont
                    Apartments)(1)                                       6.000      09/01/2035         2,949,481
       740,000   LA Local Government EF&CD Authority (Bellemont
                    Apartments)(1)                                       7.500      09/01/2016           683,094
     1,355,000   LA Local Government EF&CD Authority (Capital
                    Projects and Equipment)                              6.550      09/01/2025         1,108,105
        25,000   LA Public Facilities Authority (Dillard
                    University)(1)                                       5.300      08/01/2026            23,757
        45,000   LA Public Facilities Authority (Touro
                    Infirmary)(1)                                        5.500      08/15/2019            38,581
     2,500,000   Lakeshore Villages, LA Master Community Devel.
                    District(1)                                          5.250      07/01/2017         2,086,950
        75,000   New Orleans, LA Exhibit Hall Special Tax
                    (Ernest N. Morial)(1)                                5.000      07/15/2027            62,988
       135,000   New Orleans, LA Exhibit Hall Special Tax
                    (Ernest N. Morial)(1)                                5.500      07/15/2018           132,180
       290,000   New Orleans, LA Exhibit Hall Special Tax
                    (Ernest N. Morial)(1)                                5.600      07/15/2025           290,067
        40,000   Orleans Parish, LA Parishwide School
                    District(1)                                          5.125      09/01/2018            40,011
        20,000   Orleans Parish, LA Parishwide School
                    District(1)                                          5.375      09/01/2021            19,999
        25,000   Orleans Parish, LA School Board                         5.300      09/01/2013            25,018
       170,000   Orleans Parish, LA School Board                         5.375      09/01/2018           170,009
       300,000   Pointe Coupee Parish, LA Pollution Control
                    (Gulf State Utilities Company)(1)                    6.700      03/01/2013           280,161
       500,000   St. Tammany Parish, LA Hospital Service
                    District (St. Tammany Parish Hospital)               5.000      07/01/2022           400,065
        25,000   Terrebonne Parish, LA Hospital Service
                    District No. 1 (Terrebonne General Medical
                    Center)(1)                                           5.375      04/01/2028            21,369
       175,000   West Feliciana Parish, LA Pollution Control
                    (Entergy Gulf States)(1)                             7.000      11/01/2015           162,474
                                                                                                 ---------------
                                                                                                      35,315,891
MARYLAND--0.5%
        10,000   Baltimore, MD Wastewater(1)                             5.125      07/01/2042             8,957
        25,000   MD EDC Student Hsg. (Allegheny College Hsg.)            5.750      09/01/2020            19,881
        40,000   MD EDC Student Hsg. (Allegheny College Hsg.)            6.000      09/01/2032            27,943
     4,900,000   MD EDC Student Hsg. (Bowie State University)(1)         5.375      06/01/2033         3,112,137
       620,000   MD EDC Student Hsg. (Collegiate Hsg.
                    Foundation)(1)                                       5.750      06/01/2029           454,565
       520,000   MD EDC Student Hsg. (Collegiate Hsg.
                    Foundation)(1)                                       6.000      06/01/2030           391,144
        50,000   MD EDC Student Hsg. (Morgan State
                    University)(1)                                       6.000      07/01/2034            34,991
     2,000,000   MD EDC Student Hsg. (University of Maryland)(1)         5.625      10/01/2023         1,451,560
        65,000   MD EDC Student Hsg. (University Village at
                    Sheppard Pratt)                                      6.000      07/01/2033            45,218
       625,000   MD H&HEFA (Edenwald)                                    5.200      01/01/2024           470,056
       200,000   MD H&HEFA (Edenwald)                                    5.400      01/01/2031           142,710
       200,000   MD H&HEFA (Edenwald)                                    5.400      01/01/2037           134,802
        65,000   MD H&HEFA (Johns Hopkins Hospital)(1)                   5.375      07/01/2020            64,998
        20,000   MD H&HEFA (Medstar Health)(1)                           5.500      08/15/2033            16,035


                      20 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
MARYLAND CONTINUED
$    1,000,000   Prince Georges County, MD Special District
                    (Victoria Falls)                                     5.250%     07/01/2035   $       664,370
       750,000   Salisbury, MD Special Obligation (Villages at
                    Aydelotte Farm)                                      5.250      01/01/2037           477,878
                                                                                                 ---------------
                                                                                                       7,517,245
MASSACHUSETTS--0.9%
        60,000   Boston, MA Industrial Devel. Financing
                    Authority (Boston Alzheimer's Center)(1)             5.900      02/01/2022            58,277
       100,000   MA Devel. Finance Agency (Boston Biomedical
                    Research)(1)                                         5.750      02/01/2029            75,817
       260,000   MA Devel. Finance Agency (Evergreen Center)(1)          5.500      01/01/2035           184,813
        50,000   MA Devel. Finance Agency (Northern Berkshire
                    Community Services)                                  6.250      08/15/2029            38,782
       350,000   MA Devel. Finance Agency (Orchard Cove)(1)              5.250      10/01/2037           206,409
     2,825,000   MA Devel. Finance Agency (Pacific Rim Charter
                    Public School)(1)                                    5.125      06/01/2031         1,803,932
        25,000   MA H&EFA (Beverly Hospital Corp.)(1)                    5.250      07/01/2023            20,865
    11,840,000   MA H&EFA (Emerson Hospital)(1)                          5.000      08/15/2025         9,189,379
       200,000   MA H&EFA (Schepens Eye Research Institute)              6.500      07/01/2028           155,156
        60,000   MA H&EFA (VC/TC/FRS/VCS Obligated Group)(1)             5.300      11/15/2028            46,004
       270,000   MA Industrial Finance Agency (Avon
                    Associates)(1)                                       5.375      04/01/2020           271,299
        20,000   MA Turnpike Authority, Series A(1)                      5.000      01/01/2039            15,725
       100,000   MA Turnpike Authority, Series B(1)                      5.125      01/01/2023            90,566
                                                                                                 ---------------
                                                                                                      12,157,024
MICHIGAN--3.0%
        30,000   Clare County, MI Sewer Disposal System                  5.850      11/01/2021            30,986
        10,000   Detroit, MI Local Devel. Finance Authority(1)           5.500      05/01/2021             6,309
       200,000   Flint, MI Hospital Building Authority (Hurley
                    Medical Center)(1)                                   5.375      07/01/2018           156,288
       130,000   Flint, MI Hospital Building Authority (Hurley
                    Medical Center)(1)                                   5.375      07/01/2028            85,901
     2,350,000   Grand Traverse Academy, MI Public School
                    Academy(1)                                           4.625      11/01/2027         1,511,027
     1,000,000   Grand Traverse Academy, MI Public School
                    Academy(1)                                           4.750      11/01/2032           618,660
       500,000   Grand Traverse Academy, MI Public School
                    Academy                                              5.000      11/01/2022           372,285
        50,000   Howell, MI Public Schools(1)                            5.000      05/01/2025            48,902
         5,000   Kalamazoo, MI Hospital Finance Authority
                    (Bronson Methodist Hospital)(1)                      5.250      05/15/2018             4,538
     2,175,000   MI Hospital Finance Authority (Detroit Medical
                    Center Obligated Group)(1)                           5.250      08/15/2027         1,822,150
        10,000   MI Hospital Finance Authority (OHC/OUH
                    Obligated Group)(1)                                  5.000      08/15/2018            10,001
        75,000   MI Hospital Finance Authority (OHC/OUH
                    Obligated Group)(1)                                  5.000      08/15/2031            68,075


                      21 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
MICHIGAN CONTINUED
$      265,000   MI Hospital Finance Authority (Port Huron
                    Hospital/Marwood Manor Nursing Home)(1)              5.500%     07/01/2015   $       265,498
        10,000   MI Hospital Finance Authority (Sisters of
                    Mercy Health System)(1)                              5.250      08/15/2021            10,012
    14,600,000   MI Hospital Finance Authority (Trinity
                    Health)(2, 8)                                        6.125      12/01/2023        14,422,489
        15,000   MI Hsg. Devel. Authority (Walled Lake Villa)(1)         6.000      04/15/2018            15,305
     2,325,000   MI Job Devel. Authority Pollution Control
                    (General Motors Corp.)(1)                            5.550      04/01/2009         1,278,750
       340,000   MI John Tolfree Health System Corp.(1)                  6.000      09/15/2023           267,029
       150,000   MI Public Educational Facilities Authority
                    (Black River School)                                 5.800      09/01/2030           111,731
     1,155,000   MI Public Educational Facilities Authority
                    (Old Redford Academy)(1)                             6.000      12/01/2035           864,333
    12,072,406   MI Strategic Fund Limited Obligation
                    (Wolverine Human Services)(1)                        5.850      08/31/2027         8,680,181
       500,000   MI Strategic Fund Limited Obligation
                    (Wolverine Human Services)                           7.875      08/31/2028           427,750
 1,323,000,000   MI Tobacco Settlement Finance Authority                 9.838(3)   06/01/2058         8,401,050
       250,000   Monroe County, MI Hospital Finance Authority
                    (Mercy Memorial Hospital Corp.)(1)                   5.500      06/01/2035           157,448
       120,000   Mount Clemens, MI Hsg. Corp. (FHA Section 8),
                    Series A(1)                                          6.600      06/01/2022           123,034
        40,000   Northern MI University(1)                               5.000      12/01/2025            38,014
        15,000   Oakland County, MI Sewer Disposal (White Lake
                    Township)(1)                                         6.000      05/01/2013            15,099
       450,000   Plymouth, MI Educational Center Charter School
                    (Public School Academy)(1)                           5.375      11/01/2030           315,837
     1,325,000   Plymouth, MI Educational Center Charter School
                    (Public School Academy)(1)                           5.625      11/01/2035           933,675
       405,000   Pontiac, MI Tax Increment Finance Authority             6.250      06/01/2022           315,989
        40,000   Royal Oak, MI Hospital Finance Authority
                    (William Beaumont Hospital)(1)                       5.250      11/15/2031            35,640
        10,000   Royal Oak, MI Hospital Finance Authority
                    (William Beaumont Hospital)(1)                       5.250      11/15/2035             8,750
       100,000   Wayne County, MI Building Authority(1)                  5.250      06/01/2016           100,192
                                                                                                 ---------------
                                                                                                      41,522,928
MINNESOTA--0.9%
       885,000   Columbia Heights, MN EDA Tax Increment (Huset
                    Park Area Redevel.)                                  5.375      02/15/2032           611,712
       600,000   Cottage Grove, MN Senior Hsg.                           6.000      12/01/2046           421,980
       750,000   Minneapolis, MN Tax Increment (St. Anthony
                    Falls)                                               5.750      02/01/2027           593,588
     1,000,000   Mound, MN Hsg. & Redevel. Authority
                    (Metroplaines)                                       5.000      02/15/2027           849,410
     1,615,000   St. Anthony, MN Hsg. & Redevel. Authority
                    (Silver Lake Village)                                5.000      02/01/2031         1,083,875
       250,000   St. Anthony, MN Hsg. & Redevel. Authority
                    (Silver Lake Village)                                5.375      08/01/2021           203,290
     1,500,000   St. Anthony, MN Hsg. & Redevel. Authority
                    (Silver Lake Village)                                5.625      02/01/2031         1,101,510


                      22 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
MINNESOTA CONTINUED
$      300,000   St. Paul, MN Hsg. & Redevel. Authority (Great
                    Northern Lofts)                                      6.250%     03/01/2029   $       245,844
     6,976,000   St. Paul, MN Hsg. & Redevel. Authority (Upper
                    Landing)(1)                                          7.000      03/01/2029         6,357,717
       520,000   St. Paul, MN Port Authority (Great Northern)            6.000      03/01/2030           395,782
                                                                                                 ---------------
                                                                                                      11,864,708
MISSISSIPPI--0.2%
        80,000   Gulfport, MS Hospital Facility (Memorial Hospital
                    at Gulfport)(1)                                      5.750      07/01/2031            68,709
        35,000   Gulfport, MS Hospital Facility (Memorial Hospital
                    at Gulfport)(1)                                      6.200      07/01/2018            35,002
        60,000   Lowndes County, MS Solid Waste Disposal &
                    Pollution Control (Weyerhaeuser Company)(1)          6.800      04/01/2022            49,626
     5,145,000   MS Home Corp. (Valley State Student Hsg.)(1)            5.500      12/01/2035         2,318,028
                                                                                                 ---------------
                                                                                                       2,471,365
MISSOURI--5.0%
        95,000   Bates County, MO Hospital (Bates County
                    Memorial Hospital)(1)                                5.650      03/01/2021            82,847
        15,000   Bates County, MO Hospital (Bates County
                    Memorial Hospital)(1)                                5.750      03/01/2031            11,862
       200,000   Belton, MO Tax Increment (Belton Town Center)           5.625      03/01/2025           160,188
       310,000   Branson Hills, MO Infrastructure Facilities             5.000      04/01/2013           290,681
       400,000   Branson Hills, MO Infrastructure Facilities             5.000      04/01/2014           368,144
       250,000   Branson Hills, MO Infrastructure Facilities             5.500      04/01/2027           183,940
       900,000   Branson, MO IDA (Branson Hills Redevel.)                5.750      05/01/2026           689,436
       365,000   Branson, MO IDA (Branson Hills Redevel.)                7.050      05/01/2027           322,335
     2,260,000   Branson, MO IDA (Branson Landing)                       5.250      06/01/2021         1,780,066
     8,000,000   Branson, MO IDA (Branson Shoppe Redevel.)(1)            5.950      11/01/2029         6,068,400
       675,000   Broadway-Fairview, MO Transportation Devel.
                    District (Columbia)                                  5.875      12/01/2031           434,160
       400,000   Chillicothe, MO Tax Increment (South U.S. 65)           5.500      04/01/2021           327,632
       400,000   Chillicothe, MO Tax Increment (South U.S. 65)           5.625      04/01/2027           303,572
       250,000   Cottleville, MO COP(6)                                  5.100      08/01/2023           216,448
       300,000   Cottleville, MO COP(6)                                  5.125      08/01/2026           249,702
       990,000   Hawk Ridge, MO Transportation Devel. District           4.650      02/01/2017           820,779
     3,840,000   Hawk Ridge, MO Transportation Devel.
                    District(1)                                          5.000      02/01/2030         2,561,318
    13,500,000   Hazelwood, MO Transportation Devel. District
                    (370/ Missouri Bottom Road/Tausig Road)(1)           7.200      05/01/2033        11,217,555
     2,575,000   Independence, MO 39th Street Transportation(1)          6.875      09/01/2032         2,131,302
     1,285,000   Kansas City, MO Tax Increment (Briarcliff West)         5.150      06/01/2016         1,129,322
     1,250,000   Kansas City, MO Tax Increment (Briarcliff West)         5.400      06/01/2024           953,225
     3,815,000   Kansas City, MO Tax Increment (Southtown)(1)            6.000      03/01/2017         3,475,656
       580,000   Lees Summit, MO IDA (Kensington Farms)                  5.500      03/01/2021           477,468
       250,000   Lees Summit, MO IDA (Kensington Farms)                  5.750      03/01/2029           189,448
     1,025,000   Liberty, MO Tax Increment (Liberty Triangle)            5.875      10/01/2029           808,028
     2,100,000   Maplewood, MO Tax (Maplewood South Redevel.)            5.750      11/01/2026         1,634,997
        15,000   MO Environmental Improvement & Energy
                    Resources Authority(1)                               5.550      07/01/2010            15,035


                      23 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
MISSOURI CONTINUED
$      355,000   MO Grindstone Plaza Transportation Devel. District      5.500%     10/01/2031   $       249,636
        15,000   MO H&EFA (FHS/FNH Obligated Group)(1)                   5.375      02/15/2014            15,029
        10,000   MO H&EFA (Fontbonne College)                            5.200      10/01/2020             8,395
    10,280,678   MO Hanley/Eager Road Transportation Devel.
                    District, Series A(1)                                7.750(3)   12/01/2023         3,272,340
        35,000   MO HDC (Single Family Mtg.)(1)                          5.550      03/01/2029            35,782
       249,000   Northwoods, MO Transportation Devel. District           5.850      02/01/2031           164,756
     1,675,000   Osage Beach, MO Tax Increment (Prewitts Point)          4.800      05/01/2016         1,444,436
     1,500,000   Osage Beach, MO Tax Increment (Prewitts Point)          5.000      05/01/2023         1,126,290
       350,000   Ozark Centre, MO Transportation Devel. District         5.375      09/01/2032           250,810
     1,500,000   Raymore, MO Tax Increment                               5.375      03/01/2020         1,151,205
     2,750,000   Raymore, MO Tax Increment(1)                            5.625      03/01/2028         1,866,893
     2,500,000   Richmond Heights, MO Tax Increment &
                    Transportation Sales Tax(1)                          5.625      11/01/2025         1,972,925
     9,000,000   St. Joseph, MO IDA (Living Community of St.
                    Joseph)(1)                                           7.000      08/15/2032         7,228,440
     1,000,000   St. Joseph, MO IDA, Series B                            5.375      11/01/2023           775,960
     1,005,000   St. Joseph, MO IDA, Series B                            5.500      11/01/2027           755,338
     1,170,000   St. Louis, MO IDA (Southtown Redevel.)                  5.125      05/01/2026           859,166
       481,000   St. Louis, MO Tax Increment (1505 Missouri
                    Avenue Redevel.)                                     6.000      08/04/2025           366,844
       854,000   St. Louis, MO Tax Increment (1601 Washington
                    Redevel.)                                            6.000      08/21/2026           640,158
     1,896,000   St. Louis, MO Tax Increment (1619 Washington
                    Redevel.)                                            5.500      03/09/2027         1,340,434
       700,000   St. Louis, MO Tax Increment (Pet Building
                    Redevel.)                                            5.500      05/29/2028           486,962
       545,000   St. Louis, MO Tax Increment (Printers Lofts)            6.000      08/21/2026           408,532
       806,000   St. Louis, MO Tax Increment (Washington East
                    Condominiums)                                        5.500      01/20/2028           560,815
       500,000   St. Louis, MO Tax Increment (Washington East
                    Condominiums)                                        5.500      01/20/2028           347,900
     1,080,000   St. Louis, MO Tax Increment Financing (Ludwig
                    Lofts)                                               6.690      04/21/2029           833,166
       375,000   St. Louis, MO Tax Increment Financing, Series A         5.500      09/02/2028           259,538
     3,525,000   St. Louis, MO Tax Increment, Series A(1)                6.600      01/21/2028         2,817,497
       620,000   Stone Canyon, MO Improvement District
                    (Infrastructure)                                     5.700      04/01/2022           499,993
       320,000   Stone Canyon, MO Improvement District
                    (Infrastructure)                                     5.750      04/01/2027           240,477
        35,000   University of Missouri (System Facilities)(1)           5.000      11/01/2018            35,036
     1,000,000   University Place, MO Transportation Devel.
                    District                                             5.000      03/01/2026           701,540
     2,500,000   University Place, MO Transportation Devel. District     5.000      03/01/2032         1,623,325
                                                                                                 ---------------
                                                                                                      69,243,164
MONTANA--0.1%
     1,450,000   Hardin, MT Tax Increment Industrial
                    Infrastructure Devel. (Rocky Mountain Power)         0.000(4)   09/01/2031           766,514
        15,000   MT Board of Hsg., Series A(1)                           5.200      08/01/2029            12,496
       375,000   MT Facilities Finance Authority (St. John's
                    Lutheran)                                            6.000      05/15/2025           283,583
                                                                                                 ---------------
                                                                                                       1,062,593


                      24 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
NEBRASKA--1.2%
$      450,000   Douglas County, NE Hsg. Authority (Orchard
                    Gardens)                                             5.150%     10/01/2032   $       334,400
        25,000   Grand Island, NE Electric(1)                            5.000      08/15/2009            25,062
    32,600,000   NE Central Plains Gas Energy(1)                         2.791(5)   12/01/2026        13,855,000
     3,065,000   NE Educational Facilities Authority (Midland
                    Lutheran College)(1)                                 5.600      09/15/2029         2,221,696
        40,000   Scotts Bluff County, NE Hospital Authority
                    (Regional West Medical Center)(1)                    5.250      11/15/2028            33,383
        35,000   Scotts Bluff County, NE Hospital Authority
                    (Regional West Medical Center)(1)                    6.375      12/15/2008            35,087
                                                                                                 ---------------
                                                                                                      16,504,628
NEVADA--2.1%
       325,000   Clark County, NV Improvement District                   5.000      02/01/2026           220,301
       260,000   Clark County, NV Improvement District                   5.050      02/01/2031           165,295
        20,000   Director of the State of NV Dept. of Business
                    and Industry (Las Vegas Monorail)(1)                 5.625      01/01/2032            12,059
     5,105,000   Director of the State of NV Dept. of Business
                    and Industry (Las Vegas Monorail)                    6.850(3)   01/01/2019         1,827,284
     1,000,000   Director of the State of NV Dept. of Business
                    and Industry (Las Ventanas Retirement)               7.000      11/15/2034           586,770
     1,170,000   Las Vegas, NV Local Improvement Bonds                   6.250      06/01/2024           899,028
     6,200,000   Las Vegas, NV Paiute Tribe, Series A(1)                 6.625      11/01/2017         5,880,514
     1,615,000   Las Vegas, NV Special Improvement District
                    (Sumerlin Village)                                   5.875      06/01/2021         1,318,050
     9,270,000   Las Vegas, NV Special Improvement District
                    (Sumerlin Village)(1)                                6.125      06/01/2031         6,847,100
        95,000   Mesquite, NV Special Improvement District
                    (Canyon Creek)                                       5.200      08/01/2016            79,348
       135,000   Mesquite, NV Special Improvement District
                    (Canyon Creek)                                       5.250      08/01/2017           109,580
       285,000   Mesquite, NV Special Improvement District
                    (Canyon Creek)                                       5.300      08/01/2018           226,125
       650,000   Mesquite, NV Special Improvement District No.
                    07-01 (Anthem at Mesquite)                           5.850      08/01/2018           539,143
     1,055,000   Mesquite, NV Special Improvement District No.
                    07-01 (Anthem at Mesquite)                           6.000      08/01/2023           809,080
       565,000   Mesquite, NV Special Improvement District No.
                    07-01 (Anthem at Mesquite)                           6.000      08/01/2027           407,529
       795,000   Mesquite, NV Special Improvement District No.
                    07-01 (Anthem at Mesquite)                           6.150      08/01/2037           543,017
     3,280,000   Sparks, NV Redevel. Agency (Redevel Area No.
                    2)(1)                                                6.400      06/01/2020         2,863,046
     7,420,000   Sparks, NV Redevel. Agency (Redevel Area No.
                    2)(1)                                                6.700      06/01/2028         6,201,265
                                                                                                 ---------------
                                                                                                      29,534,534
NEW HAMPSHIRE--1.4%
       305,000   Manchester, NH Hsg. & Redevel. Authority,
                    Series B                                             5.650(3)   01/01/2029            61,500
     3,220,000   Manchester, NH Hsg. & Redevel. Authority,
                    Series B                                             5.700(3)   01/01/2030           596,054
       495,000   Manchester, NH Hsg. & Redevel. Authority,
                    Series B(1)                                          6.000(3)   01/01/2023           167,657
       120,000   NH H&EFA (Catholic Medical Center)(1)                   6.125      07/01/2032           104,816
     4,010,000   NH H&EFA (Franklin Pierce College)(1)                   6.050      10/01/2034         2,916,232


                      25 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
NEW HAMPSHIRE CONTINUED
$    1,980,000   NH H&EFA (Portsmouth Christian Academy)                 5.750%     07/01/2023   $     1,604,988
     6,115,000   NH H&EFA (Portsmouth Christian Academy)(1)              5.850      07/01/2033         4,491,773
     4,555,000   NH H&EFA (Southern New Hampshire University)(1)         5.000      01/01/2030         3,254,092
     8,410,000   NH H&EFA (Southern New Hampshire University)(1)         5.000      01/01/2036         5,691,215
        40,000   NH H&EFA (St. Joseph Hospital/Youville
                    House/Cove)(1)                                       5.500      07/01/2034            31,815
       985,000   NH HE&HFA (Franklin Pierce College)(1)                  5.300      10/01/2028           669,879
        10,000   NH HE&HFA (St. Anselm College)(1)                       5.150      07/01/2029            10,333
                                                                                                 ---------------
                                                                                                      19,600,354
NEW JERSEY--5.6%
     5,610,000   NJ Health Care Facilities Financing Authority
                    (Deborah Heart & Lung Center)(1)                     6.300      07/01/2023         5,341,057
    66,000,000   NJ Tobacco Settlement Financing Corp.(2)                5.000      06/01/2029        41,443,413
    15,510,000   NJ Tobacco Settlement Financing Corp.(1)                4.625      06/01/2026        11,132,768
    22,275,000   NJ Tobacco Settlement Financing Corp.(1)                4.750      06/01/2034        12,265,061
    13,740,000   NJ Tobacco Settlement Financing Corp.(1)                5.000      06/01/2029         8,629,682
                                                                                                 ---------------
                                                                                                      78,811,981
NEW MEXICO--0.9%
        10,000   Albuquerque, NM Airport(1)                              5.000      07/01/2019             9,999
        35,000   Albuquerque, NM Gross Receipts(1)                       5.000      07/01/2021            35,008
     1,495,000   Cabezon, NM Public Improvement District                 6.300      09/01/2034         1,170,286
     7,085,000   Eldorado, NM Area Water and Sanitation
                    District(1)                                          6.000      02/01/2023         5,757,129
        20,000   Farmington, NM Hospital (San Juan Medical
                    Center/Interface, Inc. Obligated Group)(1)           5.000      06/01/2016            18,572
       250,000   Farmington, NM Pollution Control (Public
                    Service Company of New Mexico)(1)                    5.800      04/01/2022           196,560
        30,000   Farmington, NM Pollution Control (Public
                    Service Company of New Mexico)(1)                    6.375      04/01/2022            24,952
        25,000   Hobbs, NM Health Facilities (Evangelical
                    Lutheran Good Samaritan Society)(1)                  5.500      05/01/2026            20,896
       500,000   Mariposa East, NM Public Improvement District           6.000      09/01/2032           356,700
       300,000   Montecito Estates, NM Public Improvement
                    District                                             7.000      10/01/2037           239,037
     3,380,000   NM Educational Assistance Foundation(1)                 5.900      09/01/2031         2,951,957
        25,000   NM Finance Authority (Workers Compensation
                    Administration Building)(1)                          5.600      09/01/2014            25,040
        15,000   NM Mtg. Finance Authority (Single Family
                    Mtg.)(1)                                             5.150      09/01/2028            15,373
     1,925,000   NM Trails Public Improvement District                   7.750      10/01/2038         1,729,170
        25,000   Santa Fe County, NM (El Castillo Retirement
                    Residences)(1)                                       5.750(5)   05/15/2028            25,011
         5,000   Santa Fe, NM Educational Facilities (St.
                    John's College)(1)                                   5.500      03/01/2024             4,341
       100,000   Santa Fe, NM Educational Facilities (St.
                    John's College)(1)                                   5.500      03/01/2024            87,470
                                                                                                 ---------------
                                                                                                      12,667,501
NEW YORK--0.0%
        50,000   NYC GO RIBS                                             6.748(9)   08/27/2015            50,217


                      26 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
NORTH CAROLINA--0.0%
$       20,000   NC Eastern Municipal Power Agency, Series B(1)          6.250%     01/01/2023   $        19,961
        20,000   NC Medical Care Commission (ARC/HDS Alamance
                    Hsg. Corp.)(1)                                       5.800      10/01/2034            15,631
       625,000   NC Medical Care Commission Retirement
                    Facilities (Village at Brookwood)                    5.250      01/01/2032           388,119
                                                                                                 ---------------
                                                                                                         423,711
NORTH DAKOTA--0.3%
     3,990,000   Grand Forks, ND Health Care Facilities (United
                    Hospital/United Health Resources Obligated
                    Group)(1)                                            6.250      12/01/2024         3,996,544
        25,000   Parshall, ND Water                                      5.500      09/01/2024            23,756
        10,000   Ward County, ND Health Care Facilities
                    (Trinity Medical Center)(1)                          6.000      07/01/2010             9,846
        40,000   Williston, ND Water Utility(1)                          5.100      05/01/2013            40,031
                                                                                                 ---------------
                                                                                                       4,070,177
OHIO--8.7%
       650,000   Blue Ash, OH Tax Increment Financing (Duke
                    Realty)                                              5.000      12/01/2035           478,764
     5,000,000   Buckeye, OH Tobacco Settlement Financing
                    Authority (TASC)(1)                                  0.000(4)   06/01/2037         2,490,850
     4,885,000   Buckeye, OH Tobacco Settlement Financing
                    Authority (TASC)(1)                                  5.125      06/01/2024         3,828,863
     4,730,000   Buckeye, OH Tobacco Settlement Financing
                    Authority (TASC)(1)                                  5.750      06/01/2034         3,150,180
    14,570,000   Buckeye, OH Tobacco Settlement Financing
                    Authority (TASC)(1)                                  5.875      06/01/2030        10,213,716
    11,275,000   Buckeye, OH Tobacco Settlement Financing
                    Authority (TASC)(1)                                  5.875      06/01/2047         7,053,753
    70,620,000   Buckeye, OH Tobacco Settlement Financing
                    Authority (TASC)(1)                                  6.500      06/01/2047        48,674,835
 1,063,100,000   Buckeye, OH Tobacco Settlement Financing
                    Authority (TASC)                                     7.251(3)   06/01/2047        25,365,566
   743,000,000   Buckeye, OH Tobacco Settlement Financing
                    Authority (TASC)                                     7.501(3)   06/01/2052        10,483,730
     2,165,000   Centerville, OH Health Care (Bethany Lutheran
                    Village)                                             6.000      11/01/2038         1,472,157
        35,000   Clermont County, OH Hospital Facilities (Mercy
                    Health System)(1)                                    5.625      09/01/2021            31,027
        40,000   Cleveland, OH Airport System(1)                         5.000      01/01/2031            36,264
       220,000   Cleveland, OH Rock Glen Hsg. Assistance Corp.
                    (Ambleside Apartments)(6)                            7.000      06/01/2018           221,692
       850,000   Cleveland-Cuyahoga County, OH Port Authority
                    (Perrysburg)                                         4.800      11/15/2035           554,770
        15,000   Cuyahoga County, OH Hospital (Metro Health
                    System)(1)                                           5.500      02/15/2027            13,275
       295,000   Glenwillow Village, OH GO                               5.875      12/01/2024           297,003
        25,000   Greene County, OH Economic Devel. (YMCA)                6.000      12/01/2023            19,027
     1,500,000   Greene County, OH University Hsg. (Central
                    State University)                                    5.625      09/01/2032         1,056,420
     1,880,000   Grove City, OH Tax Increment Financing                  5.125      12/01/2016         1,614,394


                      27 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
OHIO CONTINUED
$    2,500,000   Grove City, OH Tax Increment Financing                  5.375%     12/01/2031 $       1,681,800
     1,180,000   Jeffrey Place, OH New Community Authority
                    (Jeffrey Place Redevel.)                             5.000      12/01/2022           906,393
        75,000   Lucas County, OH Health Care Facilities
                    (Sunset Retirement Communities)                      6.625      08/15/2030            71,228
        10,000   Muskingum County, OH Hospital Facilities
                    (BHA/Careserve/PP/SSNH/BHC/BCG/Carelife/BCC
                    Obligated Group)(1)                                  5.400      12/01/2016             9,707
       500,000   Port of Greater Cincinnati, OH Devel.
                    Authority (Public Parking Infrastructure)            6.300      02/15/2024           405,510
     1,260,000   Port of Greater Cincinnati, OH Devel.
                    Authority (Public Parking Infrastructure)            6.400      02/15/2034           946,789
       655,000   Summit County, OH Port Authority (Twinsburg
                    Township)                                            5.125      05/15/2025           482,218
     1,000,000   Toledo-Lucas County, OH Port Authority (Preston)        4.800      11/15/2035           660,690
                                                                                                 ---------------
                                                                                                     122,220,621
OKLAHOMA--1.4%
        15,000   Grady County, OK Industrial Authority
                    (Correctional Facilities)(1)                         6.000      11/01/2029            13,638
       500,000   Grady County, OK Industrial Authority
                    (Correctional Facilities)                            7.800      11/01/2014           382,225
     4,000,000   Langston, OK EDA (Langston University)(1)               5.000      05/01/2030         2,722,400
     5,575,000   Langston, OK EDA (Langston University)(1)               5.000      05/01/2035         3,645,158
     1,870,000   Langston, OK EDA (Langston University)(1)               5.250      05/01/2026         1,374,600
       185,000   OK HFA (Single Family Homeownership Loan
                    Program)                                             5.403(3)   03/01/2029            61,910
        20,000   Texas County, OK Devel Authority Student Hsg.
                    (OPSU-Goodwell)                                      5.450      11/01/2034            13,930
     5,030,000   Tulsa, OK Municipal Airport Trust (American
                    Airlines)(1)                                         6.250      06/01/2020         3,374,023
     9,170,000   Tulsa, OK Municipal Airport Trust (American
                    Airlines)(1)                                         7.350      12/01/2011         8,214,578
                                                                                                 ---------------
                                                                                                      19,802,462
OREGON--0.0%
        10,000   Clackamas County, OR Hospital Facility Authority
                    (Legacy Health System)(1)                            5.500      02/15/2014            10,285
        25,000   Clackamas County, OR Hospital Facility
                    Authority (Williamette Falls Hospital)(1)            6.000      04/01/2019            23,399
        10,000   OR GO (Elderly & Disabled Hsg.)(1)                      5.500      08/01/2026             9,447
        10,000   OR GO (Veterans Welfare)(1)                             5.250      10/01/2042             8,418
        45,000   OR GO (Veterans Welfare)(1)                             6.000      04/01/2032            43,731
       100,000   OR Health & Science University, Series A(1)             5.250      07/01/2028            90,119
        25,000   OR Hsg. & Community Services Dept. (Single
                    Family Mtg.)(1)                                      6.400      07/01/2018            25,340
                                                                                                 ---------------
                                                                                                         210,739
PENNSYLVANIA--0.3%
        75,000   Blair County, PA IDA (The Village at Penn
                    State Retirement Community)                          6.900      01/01/2022            64,664


                      28 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
PENNSYLVANIA CONTINUED
$       55,000   Northeastern PA Hospital & Education Authority
                    (WVHCS)(1)                                           5.250%     01/01/2026   $        44,568
        25,000   Northumberland County, PA IDA (NHS Youth
                    Services)                                            5.500      02/15/2033            17,339
     3,800,000   Northumberland County, PA IDA (NHS Youth
                    Services)(1)                                         7.750      02/15/2029         3,532,784
     1,000,000   Philadelphia, PA H&HEFA (Centralized
                    Comprehensive Human Services)                        7.250      01/01/2021           909,560
                                                                                                 ---------------
                                                                                                       4,568,915
RHODE ISLAND--1.0%
     5,000,000   Central Falls, RI Detention Facility(1)                 7.250      07/15/2035         4,297,050
        50,000   Providence, RI HDC (Barbara Jordan
                    Apartments)(1)                                       6.750      07/01/2025            51,896
        25,000   Providence, RI Public Building Authority(1)             5.400      12/15/2012            25,070
       110,000   RI Health & Educational Building Corp.
                    (Johnson & Wales University)(1)                      6.100      04/01/2026           110,127
        40,000   RI Hsg. & Mtg. Finance Corp. (Homeownership
                    Opportunity)(1)                                      6.500      04/01/2027            41,259
    33,305,000   RI Tobacco Settlement Financing Corp. (TASC)            6.125(3)   06/01/2052           389,669
     7,175,000   RI Tobacco Settlement Financing Corp. (TASC)(1)         6.250      06/01/2042         5,239,831
   211,125,000   RI Tobacco Settlement Financing Corp. (TASC)            6.580(3)   06/01/2052         2,978,974
    10,375,000   RI Tobacco Settlement Financing Corp. (TASC)            6.750(3)   06/01/2052            92,856
     1,500,000   Tiverton, RI Special Obligation Tax (Mount
                    Hope Bay Village)                                    6.875      05/01/2022         1,396,890
                                                                                                 ---------------
                                                                                                      14,623,622
SOUTH CAROLINA--2.2%
        30,000   Charleston County, SC (Care Alliance Health
                    Services)(1)                                         5.000      08/15/2019            29,621
        45,000   Edgefield County, SC Water and Sewer Authority          5.000      01/01/2028            39,217
        25,000   Greer, SC Combined Utility System(1)                    5.000      09/01/2025            23,351
        35,000   Horry County, SC Hospital Facilities (Conway
                    Hospital)(1)                                         5.000      07/01/2028            26,631
     1,460,000   Lancaster County, SC (Edenmoor Improvement
                    District)                                            5.375      12/01/2016         1,190,323
     1,500,000   Lancaster County, SC (Edenmoor Improvement
                    District)                                            5.750      12/01/2037           974,265
     2,200,000   Lancaster County, SC (Sun City Carolina Lakes)          5.450      12/01/2037         1,425,930
     8,565,000   Lee County, SC School Facilities, Series 2006(1)        6.000      12/01/2027         7,915,345
     3,370,000   Lee County, SC School Facilities, Series 2007(1)        6.000      12/01/2031         3,050,726
     1,265,000   Newberry County, SC Special Source Revenue
                    (Newberry County Memorial Hospital)(1)               5.250      12/01/2029           977,921
        35,000   Piedmont, SC Municipal Power Agency(1)                  5.000      01/01/2018            34,293
        15,000   Piedmont, SC Municipal Power Agency(1)                  5.000      01/01/2022            13,891
     5,921,000   Richland County, SC Assessment Revenue
                    (Village at Sandhill Improvement District)(1)        6.200      11/01/2036         4,176,851
       600,000   SC Connector 2000 Assoc. Toll Road, Series B(1)         5.535(3)   01/01/2020           206,142
     6,565,000   SC Connector 2000 Assoc. Toll Road, Series B(1)         5.781(3)   01/01/2021         2,064,036
    11,240,000   SC Connector 2000 Assoc. Toll Road, Series B(1)         6.697(3)   01/01/2026         2,479,881


                      29 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
SOUTH CAROLINA CONTINUED
$    5,285,000   SC Educational Facilities Authority (Benedict
                    College)(1)                                          5.600%     07/01/2022   $     4,134,508
     2,320,000   SC Educational Facilities Authority (Benedict
                    College)(1)                                          5.625      07/01/2031         1,618,664
       600,000   SC Educational Facilities Authority (Southern
                    Wesleyan University)(1)                              5.750      03/01/2029           466,908
        50,000   SC Hsg. Finance & Devel. Authority, Series
                    A-1(1)                                               5.300      07/01/2031            44,556
       500,000   SC Jobs-EDA (Lutheran Homes)                            5.625      05/01/2042           319,640
        25,000   SC Public Service Authority(1)                          5.000      01/01/2029            23,142
        30,000   SC State Budget & Control Board (Harden Street
                    Facilities)(1)                                       6.000      12/01/2011            30,064
                                                                                                 ---------------
                                                                                                      31,265,906
SOUTH DAKOTA--0.0%
        10,000   SD H&EFA (Prairie Lakes Health Care System)(1)          5.650      04/01/2022             9,157
TENNESSEE--0.0%
        10,000   Jackson, TN Health Educational & Hsg.
                    Facilities Board (Lambuth University)(1)             5.900      09/01/2015            10,019
        15,000   Johnson City, TN H&EFB (Johnson City Medical
                    Center)(1)                                           5.250      07/01/2028            15,011
        15,000   Knox County, TN First Utility District Water &
                    Sewer(1)                                             5.625      12/01/2019            15,172
                                                                                                 ---------------
                                                                                                          40,202
TEXAS--16.4%
       300,000   Abilene, TX HFDC (Hendrick Medical Center)(1)           6.100      09/01/2015           299,589
     1,305,000   Anson, TX Education Facilities Corp. Student
                    Hsg. (University of Texas/Waterview Park)            5.100      01/01/2034           816,238
     6,285,000   Beasley, TX Higher Education Finance Corp.,
                    Series A(1)                                          5.125      12/01/2034         4,130,188
     3,090,000   Bexar County, TX HFC (American Opportunity
                    Hsg.-Nob Hill Apartments)(1)                         6.000      06/01/2021         2,357,670
     6,625,000   Bexar County, TX HFC (American Opportunity
                    Hsg.-Nob Hill Apartments)(1)                         6.000      06/01/2031         4,552,104
     5,765,000   Bexar County, TX HFC (American Opportunity
                    Hsg.-Waterford/Kingswood)(1)                         7.000      12/01/2036         5,094,473
       400,000   Bexar County, TX HFC (Doral Club)(1)                    8.750      10/01/2036           305,876
        40,000   Brazoria County, TX Municipal Utility District
                    No. 18(1)                                            5.300      09/01/2028            33,401
        20,000   Brazos County, TX HFDC (Franciscan Services
                    Corp.)(1)                                            5.375      01/01/2032            15,414
       150,000   Chimney Hill, TX Municipal Utility District(1)          5.500      10/01/2011           150,173
        60,000   Collin County, TX HFC (Community College
                    District Foundation)                                 5.250      06/01/2031            39,982
         5,000   Cypress Hill, TX Municipal Utility District
                    No. 1(1)                                             5.250      09/01/2025             4,542
        30,000   Dallas, TX Civic Center (Convention Complex)(1)         5.000      08/15/2028            28,237
        25,000   Dallas-Fort Worth, TX International Airport
                    Facility(1)                                          5.200      01/15/2031            23,375
     1,550,000   Dallas-Fort Worth, TX International Airport
                    Facility (American Airlines)(1)                      6.000      11/01/2014           854,934


                      30 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
TEXAS CONTINUED
$      700,000   Danbury, TX Higher Education Finance Corp.
                    (Island Foundation)                                  6.250%     02/15/2036   $       537,285
     7,650,000   Donna, TX GO(1)                                         6.250      02/15/2037         5,673,087
       305,000   El Paso County, TX HFC (American Village
                    Communities), Series A(1)                            6.250      12/01/2020           278,639
       335,000   El Paso County, TX HFC (El Paso American Hsg.
                    Foundation), Series A(1)                             6.375      12/01/2032           279,842
     5,475,000   Escondido, TX Public Improvement District
                    (Horseshoe Bay)(1)                                   7.250      10/01/2033         4,708,062
       200,000   Fort Bend County, TX Municipal Utility
                    District(1)                                          5.250      09/01/2021           197,414
        20,000   Fort Bend, TX Independent School District(1)            5.375      02/15/2024            20,015
        20,000   Harris County, TX HFDC (Texas Children's
                    Hospital)(1)                                         5.250      10/01/2029            20,010
        45,000   Harris County-Houston, TX Sports Authority(1)           5.000      11/15/2025            39,324
        65,000   Leander, TX Independent School District                 5.457(3)   08/15/2018            38,114
       200,000   Lewisville, TX GO                                       5.700      09/01/2028           147,188
       650,000   Lewisville, TX GO                                       6.000      10/01/2015           617,864
     1,325,000   Lewisville, TX GO                                       6.000      10/01/2025         1,085,745
     5,510,000   Lewisville, TX GO(1)                                    6.000      10/01/2034         4,040,483
     1,025,000   Lewisville, TX GO                                       6.125      09/01/2029           879,399
     2,345,000   Lubbock, TX HFC (Las Colinas Quail Creek
                    Apartments)(1)                                       6.000      07/01/2022         1,811,466
     1,530,000   Lubbock, TX HFC (Las Colinas Quail Creek
                    Apartments)(1)                                       6.000      07/01/2025         1,142,681
       770,000   Lubbock, TX HFC (Las Colinas Quail Creek
                    Apartments)(1)                                       6.000      07/01/2032           541,195
       130,000   Maverick County, TX Public Facility Corp.               6.375      02/01/2029            98,097
       270,000   Metro, TX HFDC (Wilson N. Jones Memorial
                    Hospital)(1)                                         5.375      01/01/2023           228,679
       580,000   Metro, TX HFDC (Wilson N. Jones Memorial
                    Hospital)(1)                                         5.600      01/01/2017           551,493
       240,000   Midlothian, TX Devel. Authority Tax Increment           5.125      11/15/2026           172,442
        75,000   Mission, TX EDC(1)                                      6.600      01/01/2020            75,328
        15,000   North TX Tollway Authority (Dallas North
                    Tollway System)(1)                                   5.000      01/01/2023            13,960
       245,000   Odessa, TX Junior College District(1)                   5.000      12/01/2019           238,209
        50,000   Port of Corpus Christi, TX (Union Pacific
                    Corp.)(1)                                            5.350      11/01/2010            48,595
     1,680,000   Retama, TX Devel. Corp. (Retama Racetrack)(1)          10.000      12/15/2019         2,209,754
        50,000   Richardson, TX Hospital Authority
                    (Baylor/Richardson)(1)                               5.625      12/01/2028            40,479
     3,695,000   Sabine, TX River Authority Pollution Control
                    (TXU Electric Company)(1)                            6.150      08/01/2022         2,528,082
        15,000   San Marcos, TX GO(1)                                    5.000      08/15/2019            15,002
       980,000   Tom Green County, TX HFDC (Shannon Health
                    System/Shannon Medical Center)(1)                    6.750      05/15/2021           970,994
        20,000   Tomball, TX Hospital Authority (Tomball
                    Regional Hospital)(1)                                6.000      07/01/2025            17,341


                      31 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
TEXAS CONTINUED
$       25,000   Tomball, TX Hospital Authority (Tomball
                    Regional Hospital)(1)                                6.000%     07/01/2029   $        20,974
     7,000,000   Trophy Club, TX Public Improvement
                    (HighlandsTrophy Club)(1)                            7.750      10/01/2037         6,052,480
    15,130,000   TX Affordable Hsg. Corp. (American Opportunity
                    for Hsg.)(1)                                         5.400      09/01/2022        11,168,815
    29,340,000   TX Affordable Hsg. Corp. (American Opportunity
                    for Hsg.)(1)                                         5.550      03/01/2032        20,367,241
       445,000   TX Affordable Hsg. Corp. (Ashton Place &
                    Woodstock Apartments)(1, 7)                          6.300      08/01/2033           217,316
       110,000   TX Dormitory Finance Authority (Temple Junior
                    College Foundation)                                  5.750      09/01/2027            59,993
       485,000   TX Dormitory Finance Authority (Temple Junior
                    College Foundation)                                  6.000      09/01/2033           263,054
     2,460,000   TX Folk Avenue South Transportation District(6)         5.625      11/01/2031         1,525,200
        35,000   TX GO(1)                                                5.375      08/01/2019            35,520
    10,000,000   TX Multifamily Housing Options (Affordable
                    Hsg.)(6)                                            12.000(5)   01/01/2039         9,501,250
   145,000,000   TX Municipal Gas Acquisition & Supply Corp.(2)          6.250      12/15/2026       115,285,919
     1,990,000   TX Municipal Gas Acquisition & Supply Corp.(6)          3.339(5)   12/15/2026         1,293,500
       545,000   TX Panhandle HFA (Amarillo Affordable
                    Hsg.)(1, 7)                                          6.625      03/01/2020           375,216
     3,065,000   TX Panhandle HFA (Amarillo Affordable
                    Hsg.)(1, 7)                                          6.750      03/01/2031         2,026,578
       660,000   TX Public Finance Authority Charter School
                    Finance Corp. (Ed-Burnham Wood)                      6.250      09/01/2036           502,979
     3,000,000   TX Public Finance Authority Charter School
                    Finance Corp. (Idea Academy)(1)                      5.000      08/15/2030         1,935,840
     6,500,000   TX Public Finance Authority Charter School
                    Finance Corp. (Idea Academy)(1)                      5.000      08/15/2037         3,954,665
     5,600,000   TX Public Finance Authority Charter School
                    Finance Corp. (Kipp)(1)                              5.000      02/15/2036         3,576,832
     4,445,000   Wichita County, TX HFDC (Wichita Falls
                    Retirement Foundation)(1)                            6.250      01/01/2028         3,393,491
                                                                                                 ---------------
                                                                                                     229,529,327
U.S. POSSESSIONS--0.0%
        65,000   Puerto Rico Infrastructure(1)                           5.000      07/01/2041            50,417
UTAH--0.1%
        15,000   Sandy City, UT Industrial Devel. (King
                    Properties)(1)                                       6.125      08/01/2016            15,017
       335,000   Utah County, UT Charter School (Lincoln
                    Academy)                                             5.875      06/15/2037           241,605
       275,000   Utah County, UT Charter School (Renaissance
                    Academy)                                             5.625      07/15/2037           190,911
     1,500,000   West Valley City, UT Sewer (East Hollywood
                    High School)                                         5.625      06/15/2037         1,041,705
                                                                                                 ---------------
                                                                                                       1,489,238
VERMONT--0.1%
        30,000   VT E&HBFA (Mary Hitchcock Memorial
                    Hospital/Cooley Dickenson Hospital Obligated
                    Group)(1)                                            5.000      11/15/2022            26,273
       600,000   VT EDA (Wake Robin Corp.)                               5.250      05/01/2026           411,990
       285,000   VT EDA (Wake Robin Corp.)                               6.300      03/01/2033           215,041


                      32 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
VERMONT CONTINUED
$      910,224   VT Educational & Health Buildings Financing
                    Agency (Marlboro College)                            3.570%     04/01/2019   $       648,890
       225,000   VT Student Assistance Corp.(1)                          5.000      03/01/2026           206,159
                                                                                                 ---------------
                                                                                                       1,508,353
VIRGINIA--2.9%
     2,300,000   Buena Vista, VA Public Recreational Facilities
                    Authority (Golf Course)                              5.250      07/15/2025         1,739,651
       825,000   Buena Vista, VA Public Recreational Facilities
                    Authority (Golf Course)                              5.500      07/15/2035           538,733
       100,000   Danville, VA IDA Educational Facilities
                    (Averett University)                                 6.000      03/15/2016            93,055
     3,000,000   Farms New Kent, VA Community Devel. Authority
                    Special Assessment(1)                                5.450      03/01/2036         1,948,620
       750,000   Farms New Kent, VA Community Devel. Authority
                    Special Assessment                                   5.800      03/01/2036           505,620
        25,000   Greensville County, VA IDA (Georgia-Pacific
                    Corp.)(1)                                            5.300      08/01/2014            20,474
        25,000   Hampton Roads, VA Regional Jail Authority(1)            5.000      07/01/2028            21,847
       900,000   New Port, VA CDA                                        5.600      09/01/2036           574,641
        65,000   Norton, VA IDA (Norton Community Hospital)              6.000      12/01/2022            53,038
     5,000,000   Peninsula, VA Town Center Community Devel.
                    Authority Special Obligation(1)                      6.350      09/01/2028         3,860,250
     3,225,000   Peninsula, VA Town Center Community Devel.
                    Authority Special Obligation(1)                      6.450      09/01/2037         2,407,237
       985,000   Stafford County & Staunton, VA IDA (Virginia
                    Municipal League/Mt. Rogers)                         6.500      08/01/2028           754,865
     2,940,000   Stafford County & Staunton, VA IDA (Virginia
                    Municipal League/Mt. Rogers)(1)                      6.500      08/01/2038         2,179,981
       675,000   Suffolk, VA IDA (Lake Prince Center)                    5.300      09/01/2031           446,816
     3,700,000   VA Celebrate South CDA Special Assessment(1)            6.250      03/01/2037         2,625,298
     2,135,000   VA College Building Authority Educational
                    Facilities (Regent University)(1)                    5.000      06/01/2036         1,685,583
        25,000   VA Hsg. Devel. Authority, Series B(1)                   5.950      05/01/2016            25,535
    30,000,000   VA Tobacco Settlement Authority(2)                      5.000      06/01/2047        15,994,710
    35,170,000   VA Tobacco Settlement Authority                         5.670(3)   06/01/2047           845,487
   162,770,000   VA Tobacco Settlement Authority                         5.770(3)   06/01/2047         3,703,018
        10,000   West Point, VA IDA Solid Waste (Chesapeake
                    Corp.)(1)                                            6.250      03/01/2019             3,953
                                                                                                 ---------------
                                                                                                      40,028,412
WASHINGTON--5.2%
     2,330,000   Bremerton, WA Hsg. Authority                            5.300      06/01/2026         1,566,133
     4,145,000   Bremerton, WA Hsg. Authority(1)                         5.500      06/01/2037         2,625,070
       125,000   Kitsap County, WA Consolidated Hsg. Authority           5.600      12/01/2028            98,804
        20,000   Pierce County, WA Hsg. Authority                        5.800      12/01/2023            16,942
       100,000   Port Camas, WA Public Industrial Corp. (James
                    River Corp. of Virginia)(1)                          6.700      04/01/2023            78,052
     2,460,000   Seattle, WA Hsg. Authority (Gamelin House &
                    Genesee)                                             5.700      11/01/2035         1,863,893
        50,000   Seattle, WA Municipal Light & Power(1)                  5.125      07/01/2022            50,021


                      33 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
WASHINGTON CONTINUED
$      165,000   Skagit Valley, WA College                               5.625%     11/01/2017   $       165,036
       140,000   Skagit Valley, WA College                               5.750      11/01/2023           137,655
       500,000   Vancouver, WA Downtown Redevel. Authority
                    (Conference Center)                                  5.250      01/01/2028           354,495
     1,800,000   Vancouver, WA Downtown Redevel. Authority
                    (Conference Center)                                  5.250      01/01/2034         1,207,134
        25,000   Vancouver, WA Downtown Redevel. Authority
                    (Conference Center)                                  6.000      01/01/2028            19,606
     3,010,000   Vancouver, WA Downtown Redevel. Authority
                    (Conference Center)(1)                               6.000      01/01/2034         2,235,708
       220,000   Vancouver, WA Hsg. Authority(1)                         5.500      03/01/2028           220,348
        25,000   WA COP (Dept. of General Administration)(1)             5.300      10/01/2010            25,044
        30,000   WA GO(1)                                                5.000      01/01/2024            29,777
    19,245,000   WA Health Care Facilities Authority(1)                  5.500      08/15/2042        14,236,681
        20,000   WA Health Care Facilities Authority (Multicare
                    Health System)(1)                                    5.000      08/15/2022            17,343
    17,020,000   WA Health Care Facilities Authority (Overlake
                    Hospital Medical Center)(2)                          5.000      07/01/2025        12,116,269
     7,340,000   WA Health Care Facilities Authority (Overlake
                    Hospital Medical Center)(2)                          5.000      07/01/2030         5,225,230
    18,500,000   WA Health Care Facilities Authority (Overlake
                    Hospital Medical Center)(2)                          5.000      07/01/2038        13,169,857
        10,000   WA Health Care Facilities Authority (Overlake
                    Hospital Medical Center)(1)                          5.000      07/01/2025             7,604
        15,000   WA Health Care Facilities Authority (Overlake
                    Hospital Medical Center)(1)                          5.000      07/01/2030            10,713
     4,245,000   WA Health Care Facilities Authority (Overlake
                    Hospital Medical Center)(1)                          5.000      07/01/2038         2,828,741
    15,000,000   WA Health Care Facilities Authority
                    (Providence Health System-Washington)(2)             5.250      10/01/2033        13,938,075
        15,000   WA Health Care Facilities Authority (Swedish
                    Health System)(1)                                    5.125      11/15/2022            12,458
        90,000   WA Health Care Facilities Authority (Yakima
                    Valley Memorial Hospital Assoc.)(1)                  5.250      12/01/2020            91,628
       145,000   WA Health Care Facilities Authority (Yakima
                    Valley Memorial Hospital Assoc.)(1)                  5.375      12/01/2027           113,864
        10,000   WA HFC (Gonzaga University)(1)                          5.850      07/01/2014            10,011
        10,000   WA HFC (Nickerson Area Properties)                      5.250      01/01/2023             7,445
        45,000   WA HFC (Presbyterian Ministries)                        5.450      01/01/2029            31,063
        55,000   WA State University (Recreation Center)(1)              5.000      04/01/2032            51,332
       195,000   WA Tobacco Settlement Authority (TASC)(1)               6.500      06/01/2026           173,499
        25,000   WA Tobacco Settlement Authority (TASC)(1)               6.625      06/01/2032            20,474
                                                                                                 ---------------
                                                                                                      72,756,005
WEST VIRGINIA--0.1%
        50,000   Pleasants County, WV Pollution Control
                    (Monongahela Power Company)(1)                       6.150      05/01/2015            50,131
       500,000   Wheeling, WV Tax Increment (Stone Building
                    Renovation)                                          5.200      06/01/2025           378,175


                      34 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                               COUPON      MATURITY         VALUE
--------------                                                         ----------   ----------   ---------------
WEST VIRGINIA CONTINUED
$    1,500,000   Wheeling, WV Tax Increment (Stone Building
                    Renovation)                                          5.500%     06/01/2033   $     1,099,290
                                                                                                 ---------------
                                                                                                       1,527,596
WISCONSIN--0.3%
         5,000   Grant County, WI Hsg. Authority (Orchard
                    Manor)(1)                                            5.250      07/01/2018             5,000
     1,750,000   Sokaogon, WI Chippewa Community (Gaming)                7.000      01/01/2026         1,394,820
       500,000   Waupun, WI Hsg. Authority (Christian Home &
                    Rehabilitation)                                      5.000      12/01/2029           304,690
        10,000   WI GO(1)                                                5.350      11/01/2016            10,021
         5,000   WI H&EFA (Froedert & Community)(1)                      5.375      10/01/2030             4,411
       280,000   WI H&EFA (Kenosha Hospital & Medical Center)(1)         5.625      05/15/2029           246,106
       185,000   WI H&EFA (Medical College of Wisconsin)(1)              5.500      12/01/2026           183,944
     2,140,000   WI H&EFA (Richland Hospital)                            5.375      06/01/2028         1,483,393
       550,000   WI H&EFA (St. Clare Terrance)                           5.750      12/01/2036           366,058
                                                                                                 ---------------
                                                                                                       3,998,443
WYOMING--0.0%
       645,000   Cheyenne, WY Hsg. Authority (Foxcrest II)               5.400      06/01/2027           498,030
                                                                                                 ---------------
Total Municipal Bonds and Notes (Cost $2,772,434,442)                                              1,892,699,375
CORPORATE BONDS AND NOTES--0.0%
       136,063   Delta Air Lines, Inc., Sr. Unsec. Nts.(6)
                    (Cost $134,703)                                      8.000      12/01/2015            62,732
TOTAL INVESTMENTS, AT VALUE (COST $2,772,569,145)-135.2%                                           1,892,762,107
LIABILITIES IN EXCESS OF OTHER ASSETS-(35.2)                                                        (493,230,014)
                                                                                                 ---------------
NET ASSETS-100.0%                                                                                $ 1,399,532,093
                                                                                                 ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

(2.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(3.) Zero coupon bond reflects effective yield on the date of purchase.

(4.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(5.) Represents the current interest rate for a variable or increasing rate security.

(6.) Illiquid security. The aggregate value of illiquid securities as of October
     31, 2008 was $13,608,769, which represents 0.97% of the Fund's net assets. See accompanying Notes

(7.) Issue is in default. See accompanying Notes.

(8.) When-issued security or delayed delivery to be delivered and settled after October 31, 2008. See accompanying Notes.

(9.) Represents the current interest rate for a variable rate bond known as an "inverse floater." See of accompanying Notes.


                      35 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of October 31, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
--------------------------------------------   --------------   ---------------
Level 1--Quoted Prices                         $           --        $--
Level 2--Other Significant Observable Inputs    1,883,260,857         --
Level 3--Significant Unobservable Inputs            9,501,250         --
                                               --------------        ---
   Total                                       $1,892,762,107        $--
                                               ==============        ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ADA      Atlanta Devel. Authority
AHF      American Housing Foundation
ARC      Assoc. of Retarded Citizens
BCC      Bethesda Company Care, Inc.
BCG      Bethesda Care Givers
BHA      Bethesda Hospital Assoc.
BHC      Bethesda Home Care
CAU      Clark Atlanta University
CDA      Communities Devel. Authority
CFGH     Central Florida Group Homes
CHHC     Community Health & Home Care
COP      Certificates of Participation
DKH      Day Kimball Hospital
E&HBFA   Educational Health Buildings Financing Agency
EDA      Economic Devel. Authority
EDC      Economic Devel. Corp.
EDFA     Economic Devel. Finance Authority
EF&CD    Environmental Facilities and Community Devel.
EMH      Elmhurst Memorial Hospital
EMHH     Elmhurst Memorial Home Health
EMHS     Elmhurst Memorial Health System
FHA      Federal Housing Agency/Authority
FHS      Freeman Health System
FNH      Freeman Neosho Hospital
FRS      Family Rehabilitation Services (Hancock Manor)
GO       General Obligation
H&EFA    Health and Educational Facilities Authority
H&EFB    Health and Educational Facilities Board


                      36 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

H&HEFA   Hospitals and Higher Education Facilities Authority
HDC      Housing Devel. Corp.
HE&HFA   Higher Education and Health Facilities Authority
HFA      Housing Finance Agency
HFC      Housing Finance Corp.
HFDC     Health Facilities Devel. Corp.
HNE      Healthnet of New England
IDA      Industrial Devel. Agency
NYC      New York City
OHC      Oakwood Hospital Corp.
OPSU     Oklahoma Panhandle State University
OUH      Oakwood United Hospitals
PP       Professionals PRN, Inc.
RIBS     Residual Interest Bonds
ROLs     Residual Option Longs
SAVRS    Select Auction Variable Rate Securities
SSNH     Sunny Slope Nursing Home
TASC     Tobacco Settlement Asset-Backed Bonds
TC       Travis Corp. (People Care)
VC       VinFen Corp.
VCS      VinFen Clinical Services
WVHCS    Wyoming Valley Health Care System
YMCA     Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.


                      37 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of October 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                              BASIS TRANSACTIONS
                       -------------------------------
Purchased securities            $14,349,902
Sold securities                   9,722,523

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $240,697,164 as of October 31, 2008.


                      38 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but do not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At October 31, 2008, municipal bond holdings with a value of $402,430,804 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $324,128,000 in short-term floating rate notes issued and outstanding at that date.

At October 31, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                                       MATURITY
   AMOUNT     INVERSE FLOATER(1)                               COUPON RATE (2)     DATE        VALUE
-----------   ----------------------------------------------   ---------------   --------   -----------
$ 2,000,000   AK HFC ROLs                                         10.919%         12/1/33   $   741,440
  1,935,000   AK HFC ROLs(3)                                       3.740           6/1/32     1,083,310
  3,285,000   Athens, GA Area Facilities Corp. COP ROLs           10.759          6/15/37       795,956
 11,660,000   GA Main Street Natural Gas ROLs(3)                   0.890          9/15/26     5,685,066
  6,890,000   GA Main Street Natural Gas ROLs(3)                   0.890          9/15/27     3,248,015
  2,650,000   GA Main Street Natural Gas ROLs(3)                   0.890          9/15/28     1,208,745
  9,800,000   IA Tobacco Settlement Authority ROLs(3)             14.906           6/1/46    (9,057,454)
  3,750,000   IL Finance Authority ROLs                            9.350          5/15/29     2,784,225
  2,625,000   IL Health Facilities Authority ROLs                 11.267          8/15/33     1,364,055
  5,750,000   Jefferson Parish, LA Finance Authority (Single
              Family Mtg.) ROLs                                   11.500          12/1/32     5,199,035
  4,870,000   MI Hospital Finance Authority ROLs(3)                0.000(4)       12/1/23     4,692,489
 40,260,000   NJ Tobacco Settlement Authority ROLs(3)              2.050           6/1/29    15,703,413
  3,145,000   Northwestern Gwinnett County, GA Facilities
              Corp. COP ROLs                                      10.703          6/15/29     1,361,093
  7,260,000   Salt Verde, AZ Financial Corp. ROLs(3)              11.718          12/1/37    (2,677,778)
  5,750,000   Salt Verde, AZ Financial Corp. ROLs(3)               9.979          12/1/37    (3,323,845)
 68,150,000   TX Municipal Gas Acquisition & Supply Corp.
              ROLs(3)                                              4.380         12/15/26    38,435,919
 19,500,000   VA Tobacco Settlement Authority ROLs(3)              5.420           6/1/47     5,494,710
  7,500,000   WA Austin Trust Various States Inverse
              Certificates                                         7.556          10/1/33     6,438,075
  9,815,000   WA Health Care Facilities Authority ROLs(3)         11.807           7/1/38    (2,533,644)
  2,075,000   West Palm Beach, FL Community Redevel. Agency
              ROLs(3)                                              3.170           3/1/26     1,659,979
                                                                                            -----------
                                                                                            $78,302,804
                                                                                            ===========

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 36-37 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater".

(3.) Security is subject to a shortfall and forbearance agreement.

(4.) The underlying bond was purchased on a when-issued or delayed delivery basis. Therefore, the interest rate will be determined upon settlement.


                      39 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $237,445,279.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of October 31, 2008, securities with an aggregate market value of $17,780,391, representing 1.27% of the Fund's net assets, were in default.

ILLIQUID SECURITIES

As of October 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (3.7097% as of October 31, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of October 31, 2008, the Fund had borrowings outstanding at an interest rate of 3.7097%. Details of the borrowings for the period ended October 31, 2008 are as follows:

Average Daily Loan Balance    $117,252,174
Average Daily Interest Rate          3.017%
Fees Paid                     $  8,438,864
Interest Paid                 $    637,055

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for


                      40 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $2,801,271,595
                                 ==============
Gross unrealized appreciation    $      398,438
Gross unrealized depreciation      (908,907,926)
                                 --------------
Net unrealized depreciation      $ (908,509,488)
                                 ==============


                      41 | OPPENHEIMER AMT-FREE MUNICIPALS



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT - Free Municipals

By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: 12/12/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: 12/12/2008

By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 12/12/2008